As filed with the Securities and Exchange Commission on February 3, 2006

                                                            File No. 333-_______

                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                       Post-Effective Amendment No. ______

                        (Check appropriate box or boxes)

                        PIONEER VARIABLE CONTRACTS TRUST

               (Exact Name of Registrant as Specified in Charter)

                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to: David C. Phelan, Esq.
           Wilmer Cutler Pickering Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

                        PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Small Company VCT Portfolio
                    Pioneer Small Cap Value II VCT Portfolio

             (each, "your Portfolio" and together, the "Portfolios")

                              IMPORTANT INFORMATION

To the owners of variable annuity or life insurance contracts:

         I am writing to ask that you vote in favor of an important proposal that will affect your investment in your Portfolio. Your Portfolio's investment adviser, Pioneer Investment Management, Inc., manages three mutual funds that focus on small-capitalization companies: the Portfolios and Pioneer Small Cap Value VCT Portfolio ("Small Cap Value Portfolio"). The enclosed combined proxy statement and prospectus contains information about a proposal to reorganize each Portfolio into Small Cap Value Portfolio. If approved, you would become a shareowner of Small Cap Value Portfolio and would receive shares of Small Cap Value Portfolio equal in value to the value of your shares in your Portfolio. Small Cap Value Portfolio would be the legal, accounting and performance survivor of each reorganization, with Small Cap Value Portfolio's investment strategy, policies and overall structure being retained. The result will be that you become a shareowner of a portfolio the investment goals and focus of which are similar to your Portfolio, but which will be substantially larger in size as a result of the reorganizations. Our hope is that a larger asset base will enable the combined portfolio to invest more efficiently and to have the potential to realize expense savings in the future.

                   WHY ARE THE REORGANIZATIONS BEING PROPOSED?

         The trustees of your Portfolio believe that reorganizing the Portfolios into Small Cap Value Portfolio offers you potential benefits, including the opportunity to be part of a combined portfolio with a larger asset size that may be better positioned in the market to further increase its asset size and achieve economies of scale. Each Portfolio's shareowners will realize lower expenses following the reorganizations due to the increased asset base. Each Portfolio incurs substantial operating costs for insurance, accounting, legal, and custodial services. The reorganizations would result in a larger combined portfolio that would allow Small Cap Value Portfolio to hold larger positions in individual securities and, consequently, achieve better net prices on securities trades.

                                YOUR VOTE MATTERS

         After careful consideration, your Portfolio's trustees have unanimously approved the reorganization of each Portfolio into Small Cap Value Portfolio. The enclosed combined proxy statement and prospectus contains further explanation and important details about the reorganizations, which I strongly encourage you to read before voting. If approved by shareowners, each reorganization is scheduled to take place at the close of business on ___________, 2006.

         Your vote makes a difference, regardless of the size of your investment. Please review the enclosed proxy materials and submit your vote promptly to help us avoid the need for additional mailings. Your vote will instruct the insurance company that issued your contract how to vote the shares of your Portfolio attributable to your contract at the special meeting of shareowners. For your convenience, you may vote one of three ways: via telephone; via mail by returning the enclosed voting card; or via the internet. Please refer to the enclosed proxy card and instruction letter for information about voting by telephone or via the internet. If you have any questions or need additional information, please contact a Pioneer Customer Service Representative at 1-800-225-6292 between 9:00 a.m. and 5:00 p.m. (Boston time). I thank you for your prompt vote on this matter.

                                    Sincerely,

                                    Osbert M. Hood
                                    President and Chief Executive Officer
                                    Pioneer Investment Management, Inc.

                        PIONEER VARIABLE CONTRACTS TRUST

                       Pioneer Small Company VCT Portfolio
                    Pioneer Small Cap Value II VCT Portfolio

             (each, "your Portfolio" and together, the "Portfolios")

                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6292

                    NOTICE OF SPECIAL MEETING OF SHAREOWNERS
                         SCHEDULED FOR __________, 2006

To the owners of variable annuity or life insurance contracts:

         You are being asked to vote on the proposals listed below on the enclosed voting instruction card. Your vote will instruct the insurance company that issued your contract how to vote the shares of your Portfolio attributable to your contract at the joint special meeting of shareowners of the Portfolios (the "Meeting").

         The Meeting will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts on _______, 2006 at 2:00 p.m., Boston time, to consider the following:

1. With respect to each Portfolio, a proposal to approve an Agreement and Plan of Reorganization. Under the Agreement and Plan of Reorganization, your Portfolio will transfer all of its assets to Pioneer Small Cap Value VCT Portfolio ("Small Cap Value Portfolio"), a series of Pioneer Variable Contracts Trust. Small Cap Value Portfolio is an existing mutual fund with similar investment objectives and similar investment policies as your Portfolio. Class I and/or Class II shares of Small Cap Value Portfolio will be distributed to your Portfolio's shareowners in proportion to the relative net asset value of their holdings of the applicable class of shares on the closing date of the reorganization. Small Cap Value Portfolio also will assume all of your Portfolio's liabilities. Your Portfolio will then be dissolved. As a result of the reorganization, you will become shareowners of Small Cap Value Portfolio. YOUR BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

2.       Any other business that may properly come before the Meeting.

         Shareowners of record as of the close of business on ________, 2006 are entitled to vote at the Meeting and any related follow-up meetings.

         WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD. If shareowners do not return their proxies in sufficient numbers, your Portfolio may be required to make additional solicitations.

                                       By order of the Board of Trustees,

                                       Dorothy E. Bourassa, Secretary
                                       Boston, Massachusetts
_____________, 2006

                        PIONEER VARIABLE CONTRACTS TRUST

                           COMBINED PROXY STATEMENT OF

                       PIONEER SMALL COMPANY VCT PORTFOLIO
                    PIONEER SMALL CAP VALUE II VCT PORTFOLIO

             (each, "your Portfolio" and together, the "Portfolios")

                                   PROSPECTUS
                       FOR CLASS I AND CLASS II SHARES OF

                      PIONEER SMALL CAP VALUE VCT PORTFOLIO

                          ("Small Cap Value Portfolio")

 The address and telephone number of each Portfolio and Small Cap Value Portfolio is:

                                 60 State Street
                           Boston, Massachusetts 02109
                                 1-800-225-6292









Shares of Small Cap Value Portfolio have not been approved or disapproved by the Securities and Exchange Commission (the "SEC"). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in Small Cap Value Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                TABLE OF CONTENTS

======================================================================================
                                                                                Page
======================================================================================
INTRODUCTION                                                                      [  ]
======================================================================================
PROPOSAL 1(a) - PIONEER SMALL COMPANY VCT PORTFOLIO                               [  ]
======================================================================================
PROPOSAL 1(b) -  PIONEER SMALL CAP VALUE II VCT PORTFOLIO                         [  ]
======================================================================================
TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION                                [  ]
======================================================================================
TAX STATUS OF EACH REORGANIZATION                                                 [  ]
======================================================================================
VOTING RIGHTS AND REQUIRED VOTE                                                   [  ]
======================================================================================
ADDITIONAL INFORMATION ABOUT THE PIONEER PORTFOLIOS                               [  ]
======================================================================================
FINANCIAL HIGHLIGHTS                                                              [  ]
======================================================================================
INFORMATION CONCERNING THE MEETING                                                [  ]
======================================================================================
OWNERSHIP OF SHARES OF THE PORTFOLIOS                                             [  ]
======================================================================================
EXPERTS                                                                           [ ]
======================================================================================
AVAILABLE INFORMATION                                                             [ ]
======================================================================================
EXHIBIT A - FORM OF AGREEMENT AND PLAN OF REORGANIZATION                          A-1
======================================================================================
EXHIBIT B - PORTFOLIO MANAGER'S DISCUSSION OF PERFORMANCE                         B-1
======================================================================================

                                  INTRODUCTION

         This combined proxy statement and prospectus (the "Proxy Statement/Prospectus"), dated ___________, 2006, is being furnished to shareowners of each Portfolio in connection with the solicitation by the board of trustees (the "Board" or the "Trustees") of Pioneer Variable Contracts Trust of proxies to be used at a joint special meeting of shareowners of the Portfolios (the "Meeting"). The Meeting will be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, 26th Floor, Boston, Massachusetts 02109 on _________, 2006 at 2:00 p.m., Boston time. The purpose of the Meeting is to consider a proposal to approve an Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A, providing for the reorganization of your --------- Portfolio into Small Cap Value Portfolio (each, a "Reorganization"). Each Portfolio and Small Cap Value Portfolio is a series of Pioneer Variable Contracts Trust, an open-end management investment company organized as a Delaware statutory trust. The Proxy Statement/Prospectus is being mailed to the shareowners of the Portfolios on or about ____________, 2006.

         The Proxy Statement/Prospectus includes information about the proposals, including a summary comparing each Portfolio to Small Cap Value Portfolio. You should read the entire Proxy Statement/Prospectus carefully, including Exhibit A and Exhibit B, because they are a part of this Proxy Statement/Prospectus and contain details that are not in the summary. A Statement of Additional Information, dated ___________, 2006, includes additional information regarding each Portfolio and Small Cap Value Portfolio and is incorporated herein by reference. You may obtain a copy of the Statement of Additional Information by calling 1-800-225-6292.

         The Proxy Statement/Prospectus sets forth the information about Small Cap Value Portfolio that a prospective investor ought to know before investing and should be retained for future reference. Additional information about the Portfolios and Small Cap Value Portfolio has been filed with the SEC and is available upon oral or written request and without charge. See below on "Where to Get More Information."


==================================================================================================================================
Where to Get More Information
==================================================================================================================================
Pioneer Small Company VCT Portfolio's Class I and Class II    On file with the SEC and available at no charge by calling our
Shares prospectuses, each dated May 1, 2005.                  toll-free number:  1-800-225-6292.

Pioneer Small Cap Value II VCT Portfolio's Class II Shares    On file with the SEC and available at no charge by calling our
prospectus dated May 1, 2005.                                 toll-free number:  1-800-225-6292.

Each Portfolio's combined statement of additional             On file with the SEC and available at no charge by calling our
information ("SAI") dated May 1, 2005, as supplemented.       toll-free number:  1-800-225-6292.

Each Portfolio's annual report dated December 31, 2005.
                                                              On file with the
                                                              SEC and available
                                                              at no charge by
                                                              calling our
                                                              toll-free number:
                                                              1-800-225-6292.
==================================================================================================================================
Pioneer Small Cap Value VCT Portfolio's Class I and Class On file with the SEC and available at no charge by calling our II Shares prospectuses, each dated May
1, 2005 toll-free number: 1-800-225-6292.

Pioneer Small Cap Value VCT Portfolio's SAI dated May 1, On file with the SEC and available at no charge by calling our 2005, as supplemented. toll-free number: 1-800-225-6292.

Pioneer Small Cap Value VCT Portfolio's annual report dated On file with the SEC and available at no charge by calling our December 31, 2005. toll-free number:
1-800-225-6292.
==================================================================================================================================
The SAI for this Proxy Statement/Prospectus, dated _______, On file with the SEC and available at no charge by calling our 2006. It contains additional information about each toll-free number: 1-800-225-6292. This SAI is incorporated by Portfolio and the Pioneer Small Cap Value VCT Portfolio.
reference into this Proxy Statement/Prospectus.
==================================================================================================================================
To ask questions about this Proxy Statement/Prospectus.       Call our toll-free telephone number:  1-800-225-6292.
==================================================================================================================================

       The date of this Proxy Statement/Prospectus is ____________, 2006.

How Each Reorganization will Work

o Your Portfolio will transfer all of its assets to Small Cap Value Portfolio. Small Cap Value Portfolio will assume your Portfolio's liabilities.

o Small Cap Value Portfolio will issue Class I and/or Class II shares to your Portfolio in amounts equal to the aggregate net asset value of your Portfolio's Class I and/or Class II shares, as applicable. Shareowners of your Portfolio will receive Class I and/or Class II shares of Small Cap Value Portfolio. These shares will be distributed to shareowners of your Portfolio in proportion to their holdings of the respective class of share holdings on the closing date of the reorganization ("Closing Date") and the shareowners will become shareowners of Small Cap Value Portfolio. On the Closing Date, shareowners will hold the shares of Small Cap Value Portfolio with the same aggregate net asset value as the shares of your Portfolio that you held immediately prior to the Reorganization.

o        Each Portfolio will be dissolved after the Closing Date.

o The Reorganization of each Portfolio would be conditioned upon the approval of its shareowners, but either Reorganization could proceed if the other is not approved.

o Each Reorganization is intended to result in no income, gain or loss being recognized for federal income tax purposes to Small Cap Value Portfolio, your Portfolio or the shareowners of your Portfolio.

o There is no guarantee that your variable contract sponsor will make Small Cap Value Portfolio available to its contract holders even if the Reorganizations are approved by the shareowners of the Portfolios. If Small Cap Value Portfolio is not available as an investment option under your contract on the date of the Reorganization, you will have to allocate the money in your Portfolio to a different investment option that is available under your contract.

Why the Trustees are Recommending the Reorganizations

The Trustees of your Portfolio believe that reorganizing your Portfolio into Small Cap Value Portfolio, a portfolio with similar investment policies, and having a combined portfolio with greater assets, offers you potential benefits. These potential benefits and considerations include:

o The opportunity to be part of a combined portfolio with substantially greater assets that may be better positioned in the market to further increase asset size and achieve economies of scale. Economies of scale have potential benefits to the combined portfolio in two ways. First, a larger portfolio, which trades in larger blocks of stock, will be able to hold larger positions in individual securities and, consequently, have an enhanced ability to achieve better net prices on securities trades. In addition, each Portfolio incurs substantial operating costs for insurance, accounting, legal, and custodial services. The combined portfolio resulting from each Reorganization may spread fixed expenses over a larger asset base, potentially contributing to a lower expense ratio in the long term than your Portfolio would achieve separately.

o The average annual rate of the combined portfolio's advisory fee will be the same as your Portfolio's current advisory fee of 0.75%. In addition, the expense limitation with respect to the combined portfolio's total expenses will be lower than Pioneer Small Company VCT Portfolio's current contractual expense limit of 1.25% (Class I Shares) and the same as Pioneer Small Cap Value II VCT Portfolio's current contractual expense limit of 1.01% (Class I Shares).

o Similar investment objectives and investment policies, as well as overlapping portfolio compositions.

Therefore, the Trustees of your Portfolio recommend that you vote FOR the Reorganization of your Portfolio into Small Cap Value Portfolio. For further information, please see the individual description of the proposal affecting your Portfolio contained in the Proxy Statement/Prospectus.

Who is Eligible to Vote

If you are the owner of a variable annuity or variable life insurance contract (a "contract owner"), the insurance company that issued your contract is the record owner of shares of your Portfolio. By completing and returning the enclosed voting instruction card, you will instruct the insurance company how to vote the shares of your Portfolio attributable to your contract.

Shareowners of record on ________, 2006 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. Shareowners of your Portfolio will vote together as a single class with respect to your Portfolio's Reorganization. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareowners' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization relating to your Portfolio. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

                     Pioneer Small Company VCT Portfolio and
                      Pioneer Small Cap Value VCT Portfolio

                                  PROPOSAL 1(a)

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

In the table below, if a row extends across the entire table, the policy disclosed applies to both your Portfolio and Small Cap Value Portfolio.

Your Portfolio and Small Cap Value Portfolio have the same investment objective and similar investment policies. Your Portfolio is managed by the same investment adviser that manages Small Cap Value Portfolio; however, your Portfolio employs a different team of portfolio managers. Your Portfolio may invest a greater percentage of its assets in non-U.S. securities than Small Cap Value Portfolio.


                      Comparison of Pioneer Small Company VCT Portfolio to Pioneer Small Cap Value VCT Portfolio
==============================================================================================================================
                              Pioneer Small Company VCT Portfolio               Pioneer Small Cap Value VCT Portfolio

==============================================================================================================================
Business                 A diversified series of Pioneer Variable Contracts
                         Trust, an open-end management investment company
                         organized as a Delaware statutory trust.

==============================================================================================================================
Net assets as of         $[    ]                                             $[    ]
December 31, 2005

==============================================================================================================================
Investment adviser       Pioneer Investment Management, Inc. ("Pioneer")

==============================================================================================================================
Portfolio managers       Day-to-day management of your Portfolio is          Day-to-day management of Small Cap Value
                         the responsibility of co-managers Diego             Portfolio is the responsibility of David M.
                         Franzin and Michael Rega.  Mr. Franzin and          Adams, Portfolio Manager, and John
                         Mr. Rega also may draw upon the research            McPherson, Assistant Portfolio Manager.
                         and investment management expertise of the          The portfolio managers are supported by the
                         global research team, which provides                small cap team.  Members of this team
                         fundamental and quantitative research on            manage other Pioneer funds investing
                         companies and includes members from                 primarily in small cap securities.  The
                         Pioneer's affiliate, Pioneer Investment             portfolio managers and the team also may
                         Management Limited.  Mr. Franzin, Vice              draw upon the research and investment
                         President and head of U.S. Quantitative             management expertise of the global research
                         Research & Management and lead of Global            team, which provides fundamental research
                         Active Quantitative Equity Research, joined         on companies and includes members from
                         Pioneer in 1998 as an active quantitative           Pioneer's affiliate, Pioneer Investment
                         equity research analyst.  Mr. Rega, Vice            Management Limited.  Mr. Adams is a Vice
                         President and Senior Portfolio Manager,             President of Pioneer.  He joined Pioneer in
                         joined Pioneer in 2004.  Prior to joining           1994 and has been an investment
                         Pioneer, Mr. Rega was a Vice President and          professional since 1992.  Mr. McPherson
                         Portfolio Manager at 646 Advisors from 2000         jointed Pioneer in September 2002 as an
                         to 2004.                                            Assistant Portfolio Manger.  Prior to
                                                                             joining Pioneer, he was employed by Middleton
                                                                             & Company as an analyst on the team responsible
                                                                             for managing the

==============================================================================================================================

==============================================================================================================================
                              Pioneer Small Company VCT Portfolio               Pioneer Small Cap Value VCT Portfolio

==============================================================================================================================
                                                                             equity portion of high net worth client
                                                                             portfolios. From 1997 to 2001, Mr. McPherson was
                                                                             an analyst with Evergreen Investment Management.
==============================================================================================================================
                       The Statement of Additional Information provides
                       additional information about the portfolio managers'
                       compensation, other accounts managed by the portfolio
                       managers, and the portfolio managers' ownership of
                       shares of your Portfolio and Small Cap Value
                       Portfolio.

==============================================================================================================================
Investment             Capital growth by investing in a diversified
objective              portfolio of securities consisting primarily of
                       common stocks.

==============================================================================================================================
Primary investment     Normally, your Portfolio invests at least             Normally, Small Cap Value Portfolio invests
policy                 80% of its total assets in equity                     at least 80% of its net assets (including
                       securities of small companies.                        borrowing, if any, for investment purposes)
                                                                             in equity securities of small companies.

==============================================================================================================================
                       Small companies are those with market values, at the
                       time of investment, that do not exceed the greater of
                       the market capitalization of the largest company
                       within the Russell 2000 Index or the 3-year rolling
                       average of the market capitalization of the largest
                       company within the Russell 2000 Index as measured at
                       the end of the preceding month. The Russell 2000 Index
                       measures the performance of the 2,000 smallest
                       companies in the Russell 3000 Index. The size of the
                       companies in the index changes with market conditions
                       and the composition of the index. Pioneer monitors the
                       portfolio so that, under normal circumstances, the
                       capitalization range of your Portfolio and Small Cap
                       Value Portfolio are consistent with the inclusion of
                       your Portfolio and Small Cap Value Portfolio in the
                       Lipper Small-Cap category. For purposes of your
                       Portfolio's and Small Cap Value Portfolio's investment
                       policies, equity securities include common stocks,
                       convertible debt and other equity instruments, such as
                       depositary receipts, warrants, rights, equity
                       interests in real estate investment trusts (REITs) and
                       preferred stocks.

                       Each of your Portfolio and Small Cap Value Portfolio will provide written notice to its shareowners at least 60 days prior to any change to the requirement that it invest at least 80% of its assets as described above.

==============================================================================================================================
                       Your Portfolio and Small Cap Value Portfolio each may
                       invest up to 25% of its total assets in REITs.

==============================================================================================================================
                       Your Portfolio may invest up to 25% of its total
                       assets in equity and debt securities of non-U.S.
                       issuers, but will not invest more than 5% of its total
                       assets in securities of emerging market issuers.

==============================================================================================================================
Investment strategies  Pioneer uses a value approach to select your Portfolio's and Small Cap Value Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.
                       Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.

==============================================================================================================================

==============================================================================================================================
                              Pioneer Small Company VCT Portfolio               Pioneer Small Cap Value VCT Portfolio

==============================================================================================================================
                    Factors Pioneer looks for in selecting                 Factors Pioneer looks for in selecting
                    investments include:                                   investments include:

                       o      Favorable expected returns                      o        Favorable expected returns
                              relative to perceived risk                               relative to perceived risk

                       o      Management with demonstrated                    o        Management with demonstrated
                              ability and commitment to the                            ability and commitment to the
                              company                                                  company

                       o      Estimated private market value in               o        Above average potential for
                              excess of current stock price.                           earnings and revenue growth
                              Private market value is the price
                              an independent investor would pay
                              to own the entire company                       o        Low market valuations relative
                                                                                       to earnings forecast, book value,
                                                                                       cash flow and sales

                       o      Turnaround potential for companies              o        Turnaround potential for companies
                              that have been through difficult periods                 that have been through difficult periods


                       o      Low market valuations relative to               o        Low debt levels relative to equity
                              earnings forecast, book value,
                              cash flow and sales
                                                                              o        Issuer's industry has strong
                                                                                       fundamentals, such as increasing
                                                                                       or sustainable demand and barriers
                                                                                       to entry

==============================================================================================================================
Other investments   Your Portfolio and Small Cap Value Portfolio each may invest up to 20% of its total assets in debt securities of corporate and government issuers. Generally, your Portfolio and Small Cap Value Portfolio each acquires debt securities that are investment grade, but each may invest up to 5% of its net assets in below investment grade convertible debt securities issued by both U.S. and non-U.S. issuers.  Your Portfolio and Small Cap Value
                    Portfolio each invests in debt securities when Pioneer believes they are consistent with your Portfolio's and Small Cap Value Portfolio's respective investment objective by offering the potential for capital growth, to diversify the portfolio or for greater liquidity.

==============================================================================================================================

                                                                           Small Cap Value Portfolio may invest in
                                                                           securities of Canadian issuers to the same
                                                                           extent as securities of U.S. issuers. In
                                                                           addition, Small Cap Value Portfolio may invest
                                                                           up to 5% of its total assets in equity and
                                                                           debt securities of other non-U.S. issuers,
                                                                           including securities of emerging market issuers.

==============================================================================================================================

Temporary defensive Normally, your Portfolio and Small Cap Value Portfolio each invests
strategies          substantially all of its assets to meet its respective investment objective.
                    Your Portfolio and Small Cap Value Portfolio each may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, your Portfolio and Small Cap Value Portfolio each may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, your
                    Portfolio and Small Cap Value Portfolio each may not be able to achieve its respective investment objective. Your Portfolio and Small Cap Value Portfolio each intends to adopt a defensive strategy when Pioneer believes securities in which your Portfolio or Small Cap Value Portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.


==============================================================================================================================

==============================================================================================================================
                              Pioneer Small Company VCT Portfolio               Pioneer Small Cap Value VCT Portfolio

==============================================================================================================================
Short-term               Your Portfolio and Small Cap Value Portfolio
trading                  usually do not trade for short-term profits. Your
                         Portfolio and Small Cap Value Portfolio each will sell
                         an investment, however, even if it has only been held
                         for a short time, if it no longer meets the
                         Portfolio's investment criteria. If either your
                         Portfolio or Small Cap Value Portfolio does a lot of
                         trading, it may incur additional operating expenses,
                         which would reduce performance, and could cause its
                         respective shareowners to incur a higher level of
                         taxable income or capital gains.

==============================================================================================================================
Derivative instruments   Your Portfolio and Small Cap Value Portfolio each may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  Although there is no specific limitation on investing in derivatives, neither your Portfolio nor Small Cap Value Portfolio use derivatives as a primary investment technique and generally limits their use to hedging.
                         However, your Portfolio and Small Cap Value Portfolio each may use derivatives for a variety of non-principal purposes, including:

                         o        As a hedge against adverse changes in stock
                                  market prices, interest rates or currency
                                  exchange rates
                         o        As a substitute for purchasing or selling securities
                         o        To increase return as a non-hedging strategy that may be considered speculative
==============================================================================================================================
                                                   Buying, Selling and Exchanging Shares
==============================================================================================================================
Sales charges            The Class I and/or Class II shares of Small
                         Cap Value Portfolio you receive in the Reorganization
                         will not be subject to any sales charge.

==============================================================================================================================
Management and other     Your Portfolio and Small Cap Value Portfolio each pay a monthly management fee
fees                     equal to 0.75% of average daily net assets. Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Small Cap
                         Value Portfolio's expenses to 1.01% and 1.26% of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations are in effect through May 1, 2007. There can be no assurance that
                         Pioneer will extend the expense limitations beyond May 1, 2007.

==============================================================================================================================
Distribution and         Class I hares of your Portfolio and Small Cap Value Portfolio are not subject to
service (12b-1)fee       a Rule 12b-1 fee. Your Portfolio and Small Cap Value Portfolio each have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act").
                         Under each plan, your Portfolio and Small Cap Value Portfolio each pay to
                         Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

==============================================================================================================================
Buying shares            Your Portfolio and Small Cap Value Portfolio each may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans.  Shares of your Portfolio and Small
                         Cap Value Portfolio are sold at net asset value. Investments in your Portfolio and Small
                         Cap Value Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by your Portfolio or Small
                         Cap Value Portfolio, respectively. The offering of shares of your Portfolio or Small Cap
                         Value Portfolio may be suspended for a period of time, and your Portfolio and Small Cap
                         Value Portfolio each reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of your Portfolio or Small Cap Value Portfolio.
==============================================================================================================================

==============================================================================================================================
                              Pioneer Small Company VCT Portfolio               Pioneer Small Cap Value VCT Portfolio

==============================================================================================================================
Selling                  Shares of your Portfolio and Small Cap Value
shares                   Portfolio each will be sold at net asset value per
                         share next calculated after your Portfolio and Small
                         Cap Value Portfolio, respectively, receives the
                         request in good order.

                         You may sell your shares by contacting the insurance
                         company sponsoring your variable contract, as
                         described in your variable contract's prospectus.
==============================================================================================================================

Comparison of Principal Risks of Investing in your Portfolio and Small Cap Value Portfolio

Because your Portfolio and Small Cap Value Portfolio have the same investment objective and similar primary investment policies and strategies, they are subject to similar principal risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

o   The stock market goes down (this risk may be greater in the short term)

o   Small company or value stocks fall out of favor with investors

o The Portfolio's assets remain undervalued or do not have the potential value originally expected

Small cap risks. Your Portfolio and Small Cap Value Portfolio also have risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:

o Be more sensitive to changes in the economy, earnings results and investor expectations

o   Have more limited product lines and capital resources

o   Experience sharper swings in market values

o   Be harder to sell at the times and prices Pioneer thinks appropriate

o   Offer greater potential for gain and loss

Risks of REITs. Your Portfolio and Small Cap Value Portfolio each may invest up to 25% of its total assets in REITs. REITs are companies that invest primarily in real estate or real estate related loans. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, your Portfolio and Small Cap Value Portfolio will in some cases indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Market segment risks. At times, more than 25% of each of your Portfolio's assets and Small Cap Value Portfolio's assets may be invested in the same market segment, such as financials or technology. To the extent your Portfolio or Small Cap Value Portfolio emphasizes investments in a market segment, it will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a portfolio without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Non-U.S. securities risks. Your Portfolio is also subject to risks associated with investments other than U.S. equity securities. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to the larger more developed non-U.S. markets. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell portfolio securities at times, in amounts and at prices it considers reasonable

o Adverse effect of currency exchange rates or controls on the value of the Portfolio's investments

o The possibility that a counterparty may not complete a currency or securities transaction

o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

o Economic, political and social developments may adversely affect the securities markets

o   Withholding and other non-U.S. taxes may decrease the Portfolio's return

Investments in your Portfolio and Small Cap Value Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.

Comparison of Past Performance

Set forth below is the performance information for your Portfolio and Small Cap Value Portfolio. The bar charts show the year-by-year performance of your Portfolio's and Small Cap Value Portfolio's Class I shares since inception. Class II shares will have different performance. The tables show the average annual total return of your Portfolio and Small Cap Value Portfolio over time compared with a broad-based securities market index. Your Portfolio's and Small Cap Value Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


              Pioneer Small Company VCT Portfolio - Class I Shares
                          Calendar Year Total Returns*

2002    16.75

2003    25.30

2004    13.38

2005


*During the period shown in the bar chart, your Portfolio's highest quarterly return was [ ]% for the quarter ended [ ], and the lowest quarterly return was [ ]% for the quarter ended [ ].

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

             Pioneer Small Cap Value VCT Portfolio - Class I Shares
                          Calendar Year Total Returns*

2002   15.08

2003   35.43

2004   30.16

2005

*During the period shown in the bar chart, Small Cap Value VCT Portfolio's highest quarterly return was [ ]% for the quarter ended [ ], and the lowest quarterly return was [ ]% for the quarter ended [ ].

                          Average Annual Total Returns*
                      (for periods ended December 31, 2005)

                                                                                            Since       Inception
                                                                              1 Year       Inception       Date
Pioneer Small Company VCT Portfolio
     Class I shares                                                            [  ]%          [  ]%         1/19/01
     Class II shares                                                           [  ]%          [  ]%        7/31/01+
Russell 2000 Index (1)                                                         [  ]%          [  ]%
     (reflects no deduction for fees or expenses)
Pioneer Small Cap Value VCT Portfolio
     Class I shares                                                            [  ]%          [  ]%         11/8/01
     Class II shares                                                           [  ]%          [  ]%         5/1/03+
Russell 2000 Value Index (2)                                                   [  ]%          [  ]%
     (reflects no deduction for fees or expenses)

-----------------------

* Assumes the reinvestment of dividends and distributions, and sale of shares at the end of the period.

(1) The Russell 2000 Index is a widely recognized measure of performance of 2,000 issuers with small to moderate market capitalizations.

(2) The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Small Cap Value Portfolio's benchmark index will change from the Russell 2000 Value Index to the Russell 2000 Index upon consummation of the closing of the Reorganization.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares is based on the performance of Class I shares, reduced to reflect the distribution fee of Class II shares.

The most recent portfolio manager's discussion of your Portfolio and Small Cap Value Portfolio is attached as Exhibit B.

Your Portfolio's and Small Cap Value Portfolio's Fees and Expenses

Shareowners of your Portfolio and Small Cap Value Portfolio pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of your Portfolio and Small Cap Value Portfolio. The expenses in the tables appearing below are based on the expenses of your Portfolio and Small Cap Value Portfolio for the period ended December 31, 2005. Future expenses may be greater or less. Shareowners of Pioneer Small Cap Value II VCT Portfolio are also being asked to approve the Reorganization of their Portfolio into Pioneer Small Cap Value VCT Portfolio. The tables also show (1) the pro forma expenses of the combined portfolio assuming the Reorganization occurred on December 31, 2005 and (2) the pro forma expenses of the combined portfolio assuming the Reorganization of Pioneer Small Cap Value II VCT Portfolio also occurred on December 31, 2005.

=====================================================================================================================
                  Pioneer       Pioneer    Combined     Combined    Pioneer       Pioneer    Combined     Combined
                  Small        Small Cap   Portfolio    Portfolio   Small        Small Cap   Portfolio    Portfolio
                  Company      Value VCT   (Pro        (Including   Company      Value VCT     (Pro       (Including
                  VCT          Portfolio     Forma)      Pioneer    VCT          Portfolio    Forma)      Pioneer
                  Portfolio                             Small Cap   Portfolio                             Small Cap
                                                        Value II                                          Value II
                                                           VCT                                               VCT
                                                        Portfolio)                                        Portfolio)
                                                          (Pro                                              (Pro
                                                         Forma)                                            Forma)

=====================================================================================================================
                    Class I     Class I      Class I     Class I      Class II    Class II     Class II    Class II
                    Shares      Shares       Shares      Shares       Shares      Shares       Shares      Shares
=====================================================================================================================
Shareowner
transaction
fees (paid
directly from
your investment)
=====================================================================================================================
Redemption fees      None        None         None        None         None        None         None        None
for shares held
less
than 30 days
=====================================================================================================================
Sales charge or      None        None         None        None         None        None         None        None
deferred sales
charge
=====================================================================================================================

=====================================================================================================================
                 Pioneer      Pioneer     Combined     Combined    Pioneer       Pioneer     Combined     Combined
                  Small      Small Cap    Portfolio    Portfolio   Small        Small Cap    Portfolio    Portfolio
                 Company     Value VCT      (Pro      (Including   Company      Value VCT   (Pro Forma)  (Including
                   VCT       Portfolio     Forma)       Pioneer    VCT          Portfolio                  Pioneer
                Portfolio                              Small Cap   Portfolio                              Small Cap
                                                       Value II                                           Value II
                                                          VCT                                                VCT
                                                      Portfolio)                                         Portfolio)
                                                      (Pro Forma)                                           (Pro
                                                                                                           Forma)
=====================================================================================================================
Annual           Class I      Class I      Class I      Class I      Class II     Class II     Class II     Class II
Portfolio        Shares       Shares       Shares       Shares       Shares       Shares       Shares       Shares
operating
expenses
(deducted
from
Portfolio
assets)
(as a % of
average net
assets)
=====================================================================================================================
Management        0.75%        0.75%        0.75%        0.75%       0.75%        0.75%        0.75%        0.75%
fee
=====================================================================================================================
Distribution      None         None         None         None        0.25%        0.25%        0.25%        0.25%
and service
(12b-1) fee
=====================================================================================================================
Other             [ ]%         [ ]%         [ ]%         [ ]%        [ ]%         [ ]%         [ ]%         [ ]%
expenses
=====================================================================================================================
Total             [ ]%         [ ]%         [ ]%         [ ]%        [ ]%         [ ]%         [ ]%         [ ]%
Portfolio
operating
expenses
=====================================================================================================================
Fee Waiver        [ ]%(1)      [ ]%(1)      [ ]%(2)      [ ]%(2)     [ ]%(3)      [ ]%(3)      [ ]%(2)      [ ]%(2)
and Expense
Limitation
=====================================================================================================================
Net              1.25% (1)    1.25%(1)     1.01%(2)     1.01% (2)    [ ]%(3)      [ ]%(3)     1.26%(2)     1.26%(2)
Portfolio
operating
expenses
=====================================================================================================================

(1) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce your Portfolio's and Small Cap Value Portfolio's Class I expenses to 1.25% of the average daily net assets attributable to your Portfolio's and Small Cap Value Portfolio's Class I shares, respectively. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(2) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to further reduce Small Cap Value Portfolio's Class I and Class II shares expenses to 1.01% and 1.26% of the average daily net assets attributable to Small Cap Value Portfolio's Class I and Class II shares, respectively. There can be no assurance that Pioneer will extend the expense limitations beyond May 1, 2007.

(3) The portion of your Portfolio's and Small Cap Value Portfolio's expenses attributable to its Class II shares are reduced only to the extent such expenses are reduced for your Portfolio's and Small Cap Value Portfolio's Class I shares, respectively. Any differences in the fee waiver and expense limitation among classes result from rounding in the daily calculation of a Class's net assets and expense limit, which may exceed 0.01% annually.

The hypothetical example below helps you compare the cost of investing in your Portfolio and Small Cap Value Portfolio. It assumes that: (a) you invest $10,000 in your Portfolio and Small Cap Value Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) your Portfolio's and Small Cap Value Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for year one. The examples are for comparison purposes only and are not a representation of either your Portfolio's or Small Cap Value Portfolio's actual expenses or returns, either past or future.

==================================================================================================================
                            Pioneer Small        Pioneer Small Cap     Combined Portfolio    Combined Portfolio
                                                                                             (including Pioneer
                                                                                             Small Cap Value II
  Number of Years You        Company VCT                                                       VCT Portfolio)
    Own Your Shares           Portfolio         Value VCT Portfolio       (Pro Forma)            (Pro Forma)
==================================================================================================================
Class I Shares
==================================================================================================================
Year 1                           $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Year 3                           $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Year 5                           $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Year 10                          $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Class II Shares
==================================================================================================================
Year 1                           $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Year 3                           $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Year 5                           $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================
Year 10                          $[ ]                  $[ ]                   $[ ]                  $[ ]
==================================================================================================================

Capitalization

The following table sets forth the capitalization of your Portfolio and Small Cap Value Portfolio as of December 31, 2005, and the pro forma combined portfolio as of December 31, 2005. The table also sets forth the pro forma capitalization of the combined portfolio as of December 31, 2005, assuming the shareowners of Pioneer Small Cap Value II VCT Portfolio approve the Reorganization of their Portfolio into Small Cap Value Portfolio.

==================================================================================================================
                                                                                            Combined Portfolio
                                                                                            (including Pioneer
                                                                                            Small Cap Value II
                            Pioneer Small       Pioneer Small Cap     Combined Portfolio       VCT Portfolio
                        Company VCT Portfolio  Value VCT Portfolio       (Pro Forma)            (Pro Forma)
                          December 31, 2005     December 31, 2005     December 31, 2005      December 31, 2005
==================================================================================================================
   Total Net Assets
    (in millions)               $[ ]                   $[ ]                  $[ ]                  $[ ]
==================================================================================================================
    Class I Shares              $[ ]                   $[ ]                  $[ ]                  $[ ]
==================================================================================================================
   Class II Shares              $[ ]                   $[ ]                  $[ ]                  $[ ]
==================================================================================================================
 Net Asset Value Per
        Share
==================================================================================================================
    Class I Shares              $[ ]                   $[ ]                  $[ ]                  $[ ]
==================================================================================================================
   Class II Shares              $[ ]                   $[ ]                  $[ ]                  $[ ]
==================================================================================================================
  Shares Outstanding
==================================================================================================================
    Class I Shares               [ ]                   [ ]                   [ ]                    [ ]
==================================================================================================================
   Class II Shares               [ ]                   [ ]                   [ ]                    [ ]
==================================================================================================================

It is impossible to predict how many shares of Small Cap Value Portfolio will actually be received and distributed by your Portfolio on the Closing Date of the Reorganization. The table should not be relied upon to determine the amount of Small Cap Value Portfolio's shares that will actually be received and distributed.

Reasons for the Proposed Reorganization

The Trustees of your Portfolio believe that the proposed Reorganization will be advantageous to the shareowners of your Portfolio for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

First, the Reorganization would eliminate confusion in the marketplace caused by having similar portfolios and enhancing the potential for the combined portfolio to achieve growth in assets. The combined portfolio may be better positioned to attract assets than your Portfolio. After the Reorganization, the combined portfolio's greater asset size may allow it, relative to your Portfolio, to (i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

Second, the investment performance of Small Cap Value Portfolio is better than your Portfolio's investment performance. For each calendar year since its inception, Small Cap Value Portfolio's Class I and Class II shares had higher total returns and average annual returns than your Portfolio's Class I and Class II shares, respectively, during the same periods.

Third, since the management fee rate and the expense limitations are the same for both your Portfolio and Small Cap Value Portfolio, there will be no increase in management fee (as a percentage of average daily net assets) or net expenses (assuming total expenses exceed the expense limitation) as a result of the Reorganization. In addition, Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to further reduce Small Cap Value Portfolio's Class I and Class II shares expenses to 1.01% and 1.26% of the average daily net assets attributable to Small Cap Value Portfolio's Class I and Class II shares, respectively, through May 1, 2007. There can be no assurance that Pioneer will extend the expense limit beyond May 1, 2007.

Fourth, the historical and total expenses of Small Cap Value Portfolio's Class I and Class II shares are lower than your Portfolio's Class I and Class II shares total expenses, respectively. It is anticipated that the pro forma total expenses and pro forma expense ratio for both Class I and Class II shares of the combined portfolio will be lower than either of your Portfolio's or Small Cap Value Portfolio's total expenses and expense ratio as a result of the Reorganization. In addition, if the Reorganization of Pioneer Small Cap Value II VCT Portfolio into Small Cap Value Portfolio is approved by the shareowners of Pioneer Small Cap Value II VCT Portfolio, the estimated pro forma total expenses and pro forma expense ratio will be decreased even further.

The Trustees of your Portfolio and Small Cap Value Portfolio considered that your Portfolio, Small Cap Value II Portfolio and Small Cap Value Portfolio would each bear equally half of all of the expenses associated with the preparation, printing and mailing of any shareholder communications, including this combined Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the balance of these expenses. The Trustees estimate that these expenses in the aggregate will
not exceed $[       ].

The Trustees of your Portfolio and Small Cap Value Portfolio considered that the investment adviser and principal distributor of your Portfolio and Small Cap Value Portfolio would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger combined portfolio, which would result in a decrease in the combined portfolio's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Trustees believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

The Trustees of both your Portfolio and Small Cap Value Portfolio also considered that the Reorganization presents an excellent opportunity for the shareowners of your Portfolio and Small Cap Value Portfolio to become investors in a combined portfolio that has a larger asset size than either your Portfolio or Small Cap Value Portfolio alone without the obligation to pay commissions or other transaction costs that a portfolio normally incurs when purchasing securities. This opportunity provides an economic benefit to shareowners of both your Portfolio and Small Cap Value Portfolio.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of your Portfolio and Small Cap Value Portfolio. The Trustees, including the Independent Trustees, also determined that the interests of your Portfolio and Small Cap Value Portfolio's shareowners would not be diluted as a result of the Reorganization.

The Trustees recommend that the shareowners of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

                  Pioneer Small Cap Value II VCT Portfolio and
                      Pioneer Small Cap Value VCT Portfolio

                                  PROPOSAL 1(b)

                Approval of Agreement and Plan of Reorganization

                                     SUMMARY

The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus or incorporated herein. You should read carefully the entire Proxy Statement/Prospectus, including the form of Agreement and Plan of Reorganization attached as Exhibit A, because they contain details that are not in the summary.

In the table below, if a row extends across the entire table, the policy disclosed applies to both your Portfolio and Small Cap Value Portfolio.

Your Portfolio and Small Cap Value Portfolio have substantially similar investment objectives and the same investment policies. Your Portfolio is managed by the same investment adviser and portfolio management team that manages Small Cap Value Portfolio.

                    Comparison of Pioneer Small Cap Value II VCT Portfolio to Pioneer Small Cap Value VCT Portfolio
======================================================================================================================
                              Pioneer Small Cap Value II VCT Portfolio       Pioneer Small Cap Value VCT Portfolio
======================================================================================================================
Business                  A diversified series of Pioneer Variable Contracts
                          Trust, an open-end management investment company
                          organized as a Delaware statutory trust.

======================================================================================================================
Net assets as of          $[          ]                                     $[               ]
December 31, 2005

======================================================================================================================
Investment adviser        Pioneer Investment Management, Inc. ("Pioneer")

======================================================================================================================
Portfolio managers        Day-to-day management of your Portfolio and Small Cap Value Portfolio is the responsibility of David M. Adams, Portfolio Manager, and John McPherson, Assistant
                          Portfolio Manager. The portfolio managers are supported by the small cap team. Members of this team manage other Pioneer funds investing primarily in small cap securities. The portfolio managers and the team also may draw upon the research and investment management expertise of the global research team, which provides fundamental research on companies and includes members from Pioneer's affiliate, Pioneer Investment Management Limited.
                          Mr. Adams is a Vice President of Pioneer. He joined Pioneer in 1994 and has been an investment professional since 1992. Mr. McPherson jointed Pioneer in September 2002 as an Assistant Portfolio Manger. Prior to joining Pioneer, he was employed by Middleton &
                          Company as an analyst on the team responsible for managing the equity portion of high net worth client portfolios. From 1997 to 2001, Mr. McPherson was an analyst with Evergreen
                          Investment Management.

                          The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of your Portfolio and Small Cap Value
                          Portfolio.

======================================================================================================================
Investment objective      Capital growth.              Capital growth by investing in a diversified portfolio of
                                                       securities consisting primarily of common stocks.

======================================================================================================================

======================================================================================================================
                            Pioneer Small Cap Value II VCT Portfolio        Pioneer Small Cap Value VCT Portfolio
======================================================================================================================
Primary investment        Normally, your Portfolio and Small Cap Value Portfolio each invests at
policy                    least 80% of its net assets (including borrowing, if any, for investment purposes) in equity securities of small companies.

                          Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell
                          3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the portfolio so that, under normal circumstances, the capitalization range of your
                          Portfolio and Small Cap Value Portfolio is consistent with the inclusion of your Portfolio and Small Cap Value Portfolio in the Lipper Small-Cap
                          category. For purposes of your Portfolio's and Small Cap Value Portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

                          Each of your Portfolio and Small Cap Value Portfolio will provide written notice to its shareowners at least 60 days prior to any change to the requirement that it invest at least 80% of its assets as described above.

                          ===========================================================================================
                          Your Portfolio and Small Cap Value Portfolio each may invest up to 25% of its total assets in REITs.

========================= ===========================================================================================
Investment strategies     Pioneer uses a value approach to select your Portfolio's and Small Cap
                          Value Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies.

                          Factors Pioneer looks for in selecting investments include:

                          o    Favorable expected returns relative to perceived risk

                          o    Management with demonstrated ability and commitment to the company

                          o    Above average potential for earnings and revenue growth

                          o    Low market valuations relative to earnings forecast, book value, cash flow and sales

                          o    Turnaround potential for companies that have been through difficult periods

                          o    Low debt levels relative to equity

                          o    Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry

========================= ===========================================================================================
Other investments         Your Portfolio and Small Cap Value Portfolio each may invest up to 20% of its total assets in debt securities of corporate and government issuers.
                          Generally, your Portfolio and Small Cap Value Portfolio each acquires debt securities that are investment grade, but may invest up to 5% of its net assets in below investment grade convertible debt securities issued by both
                          U.S. and non-U.S. issuers. Your Portfolio and Small Cap Value Portfolio each invests in debt securities when Pioneer believes they are consistent with your Portfolio's and Small Cap Value Portfolio's respective investment objective by offering the potential for capital growth, to diversify the portfolio or for greater liquidity. Your Portfolio and Small Cap Value
                          Portfolio each may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. In addition, your Portfolio and Small
                          Cap Value Portfolio each may invest up to 5% of its total assets in equity and debt securities

========================= ===========================================================================================

======================================================================================================================
                            Pioneer Small Cap Value II VCT Portfolio        Pioneer Small Cap Value VCT Portfolio
======================================================================================================================
                          of other non-U.S. issuers, including securities of emerging market issuers.

========================= ===========================================================================================
Temporary defensive       Normally, your Portfolio and Small Cap Value Portfolio each invests
strategies                substantially all of its assets to meet its respective investment objective. Your Portfolio and Small Cap Value Portfolio each may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, your Portfolio and Small Cap Value Portfolio each may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, your Portfolio and Small Cap Value
                          Portfolio may not be able to achieve its respective investment objective.
                          Your Portfolio and Small Cap Value Portfolio each intends to adopt a defensive strategy when Pioneer believes securities in which your Portfolio and Small Cap Value Portfolio normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.
========================= ===========================================================================================
Short-term trading        Your Portfolio and Small Cap Value Portfolio usually do not trade for short-term profits. Your Portfolio and Small Cap Value Portfolio each will sell an investment, however, even if it has only been held for a short time, if it no longer meets the Portfolio's investment criteria. If either your Portfolio or Small Cap Value Portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance, and could cause its respective shareowners to incur a higher level of taxable income or capital gains.

========================= ===========================================================================================
Derivative instruments    Your Portfolio and Small Cap Value Portfolio each may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. Although there is no specific limitation on investing in derivatives, your Portfolio and Small Cap Value Portfolio each do not use derivatives as a primary investment technique and generally limits their use to hedging. However, your Portfolio and Small Cap Value
                          Portfolio each may use derivatives for a variety of non-principal purposes, including:

                          o    As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

                          o    As a substitute for purchasing or selling securities

                          o    To increase the Portfolio's return as a non-hedging strategy that may be considered speculative

========================= ===========================================================================================
                                             Buying, Selling and Exchanging Shares
========================= ===========================================================================================
Sales charges             The Class I shares of Small Cap Value Portfolio you receive in the
                          Reorganization will not be subject to any sales charge.

========================= ===========================================================================================
Management and other      Your Portfolio and Small Cap Value Portfolio each pay a monthly management
fees                      fee equal to 0.75% of average daily net assets. Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce Small Cap Value Portfolio's expenses to 1.01% of the average daily net assets attributable to Class I shares. This expense limitation is in effect through May 1, 2007. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

========================= ===========================================================================================
Distribution and          Class I shares of your Portfolio and Small Cap Value Portfolio are not
service (12b-1) fee       subject to a Rule 12b-1 fee.

========================= ===========================================================================================
Buying shares             Your Portfolio and Small Cap Value Portfolio each may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable contracts and to qualified plans.  Shares of your Portfolio and Small
                          Cap Value Portfolio are sold at net asset value. Investments in your Portfolio and Small
                          Cap Value Portfolio are credited to an insurance company's separate account or qualified plan account, immediately upon acceptance of the investment by your Portfolio or Small
                          Cap Value Portfolio, respectively. The offering of shares of
========================= ===========================================================================================

======================================================================================================================
                            Pioneer Small Cap Value II VCT Portfolio        Pioneer Small Cap Value VCT Portfolio
======================================================================================================================
                          your Portfolio or Small Cap Value Portfolio may be suspended for a period of time, and your Portfolio and Small Cap Value Portfolio each reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of your Portfolio or Small Cap Value Portfolio.
========================= ===========================================================================================
Selling shares            Shares of your Portfolio and Small Cap Value Portfolio each will be sold at net asset value per share next calculated after your Portfolio and Small
                          Cap Value Portfolio, respectively, receives the request in good order.

                          You may sell your shares by contacting the insurance company sponsoring your variable contract, as described in your variable contract's prospectus.
========================= ===========================================================================================

Comparison of Principal Risks of Investing in your Portfolio and Small Cap Value Portfolio

Because your Portfolio and Small Cap Value Portfolio have a substantially similar investment objective and the same primary investment policies and strategies, they are subject to the same principal risks. You could lose money on your investment or not make as much as if you invested elsewhere if:

     o The stock market goes down (this risk may be greater in the short term)

     o    Small company or value stocks fall out of favor with investors

     o The Portfolio's assets remain undervalued or do not have the potential value originally expected

Small cap risks. Your Portfolio and Small Cap Value Portfolio also have risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:

     o Be more sensitive to changes in the economy, earnings results and investor expectations

     o    Have more limited product lines and capital resources

     o    Experience sharper swings in market values

     o    Be harder to sell at the times and prices Pioneer thinks appropriate

     o    Offer greater potential for gain and loss

Risks of REITs. Your Portfolio and Small Cap Value Portfolio each may invest up to 25% of its total assets in REITs. REITs are companies that invest primarily in real estate or real estate related loans. Investing in REITs involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, your Portfolio and Small Cap Value Portfolio each will in some cases indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

Market segment risks. At times, more than 25% of each of your Portfolio's and Small Cap Value Portfolio's assets may be invested in the same market segment, such as financials or technology. To the extent either your Portfolio or Small Cap Value Portfolio emphasizes investments in a market segment, it will be subject to a greater degree to the risks particular to the industries in that segment, and may experience greater market fluctuation, than a portfolio without the same focus. For example, industries in the financial segment, such as banks, insurance companies, broker-dealers and REITs, may be sensitive to changes in interest rates and general economic activity and are subject to extensive government regulation. Industries in the technology segment, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Investments in your Portfolio and Small Cap Value Portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either Portfolio.

Comparison of Past Performance

Set forth below is the performance information for your Portfolio and Small Cap Value Portfolio. The bar charts show the year-by-year performance of your Portfolio's and Small Cap Value Portfolio's Class I shares since inception. Small Cap Value Portfolio's Class II shares will have different returns. Your Portfolio does not offer Class II shares. The tables show the average annual total return of your Portfolio and Small Cap Value Portfolio over time compared with a broad-based securities market index. Your Portfolio's and Small Cap Value Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. Past performance does not indicate future results.

           Pioneer Small Cap Value II VCT Portfolio - Class I Shares *
                          Calendar Year Total Returns**

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1998           -19.95
1999            15.4
2000            -6.02
2001            21.15
2002            -4.56
2003            42.78
2004            22.31
2005

* Pursuant to an agreement and plan of reorganization, your Portfolio acquired all of the assets and those liabilities reflected in the net asset value of Safeco Small-Cap Value Portfolio (the predecessor portfolio) on December 10, 2004. As a result of the reorganization, your Portfolio is the accounting successor of the predecessor portfolio, which commenced operations on April 30, 1997. The performance of Class I shares of your Portfolio prior to the reorganization includes the performance of the predecessor portfolio.

**   During the period shown in the bar chart, your Portfolio's highest
quarterly return was [     ]% for the quarter ended [     ], and the lowest
quarterly return was [     ]% for the quarter ended [     ].

             Pioneer Small Cap Value VCT Portfolio - Class I Shares
                          Calendar Year Total Returns*

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

2002           -15.93
2003            35.42
2004            20.16

*During the period shown in the bar chart, Small Cap Value VCT Portfolio's
highest quarterly return was [    ]% for the quarter ended [    ], and the
lowest quarterly return was [    ]% for the quarter ended [    ].

                                           Average Annual Total Returns*
                                       (for periods ended December 31, 2005)

                                                                                         Since       Inception
                                                        1 Year       5 Years           Inception       Date
Pioneer Small Cap Value II VCT Portfolio
     Class I shares                                      [ ]%           [ ]%             [ ]%         4/30/97(1)
Pioneer Small Cap Value VCT Portfolio
     Class I shares                                      [ ]%           N/A              [ ]%         11/8/01
Russell 2000 Value Index (2)                             [ ]%           [ ]%             [ ]%
     (reflects no deduction for fees or expenses)

---------------
* Assumes the reinvestment of dividends and distributions, and sale of shares at the end of the period.
(1) The inception date of the Portfolio is December 10, 2004. Pursuant to an agreement and plan of reorganization, your Portfolio acquired all of the assets and those liabilities reflected in the net asset value of Safeco Small-Cap Value Portfolio (the predecessor portfolio) on December 10, 2004. As a result of the reorganization, your Portfolio is the accounting successor of the predecessor portfolio, which commenced operations on April 30, 1997. The performance of Class I shares of your Portfolio prior to the reorganization includes the performance of the predecessor portfolio.
(2) The Russell 2000 Value Index is a measure of the performance of the value-oriented stocks in the Russell 2000 Index. Small Cap Value Portfolio's benchmark index will change from the Russell 2000 Value Index to the Russell 2000 Index upon consummation of the closing of the Reorganization. The Russell 2000 Index is a widely recognized measure of performance of 2,000 issuers with small to moderate market capitalizations.

The most recent portfolio manager's discussion of your Portfolio and Small Cap Value Portfolio is attached as Exhibit B.

Your Portfolio's and Small Cap Value Portfolio's Fees and Expenses

Shareowners of both your Portfolio and Small Cap Value Portfolio pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy and hold shares of your Portfolio and Small Cap Value Portfolio. The expenses in the tables appearing below are based on the expenses of your Portfolio and Small Cap Value Portfolio for the period ended December 31, 2005. Future expenses may be greater or less. Shareowners of Pioneer Small Company VCT Portfolio are also being asked to approve the Reorganization of their Portfolio into Small Cap Value Portfolio. The tables also show (1) the pro forma expenses of the combined Portfolio assuming the Reorganization occurred on December 31, 2005 and (2) the pro forma expenses of the combined Portfolio assuming the Reorganization of Pioneer Small Company VCT Portfolio also occurred on December 31, 2005.

======================================== ================== ================= ================== =================
                                                                                                      Combined
                                                                                                     Portfolio
                                                                                                     (Including
                                                                                                   Pioneer Small
                                            Pioneer Small     Pioneer Small        Combined         Company VCT
                                          Cap Value II VCT    Cap Value VCT     Portfolio (Pro    Portfolio) (Pro
                                              Portfolio         Portfolio           Forma)             Forma)
======================================== ================== ================= ================== =================
Shareowner transaction fees               Class I Shares     Class I Shares    Class I Shares     Class I Shares
(paid directly from your investment)
======================================== ================== ================= ================== =================
Redemption fees for shares held less           None               None              None               None
than 30 days
======================================== ================== ================= ================== =================
Sales charge or deferred sales charge          None               None              None               None
======================================== ================== ================= ================== =================

======================================== ================== ================= ================== =================
                                           Pioneer Small     Pioneer Small        Combined           Combined
                                                                                                    Portfolio
                                                                                                    (Including
                                                                                                  Pioneer Small
                                                                                                   Company VCT
                                         Cap Value II VCT    Cap Value VCT     Portfolio (Pro    Portfolio) (Pro
                                             Portfolio         Portfolio           Forma)             Forma)
======================================== ================== ================= ================== =================
Annual Portfolio operating expenses       Class I Shares     Class I Shares    Class I Shares     Class I Shares
(deducted from Portfolio assets)
(as a % of average net assets)
======================================== ================== ================= ================== =================
Management fee                                0.75%              0.75%             0.75%              0.75%
======================================== ================== ================= ================== =================
Distribution and service (12b-1) fee          None               None              None               None
======================================== ================== ================= ================== =================
Other expenses                                 [ ]%               [ ]%              [ ]%               [ ]%
======================================== ================== ================= ================== =================
Total Portfolio operating expenses             [ ]%               [ ]%              [ ]%               [ ]%
======================================== ================== ================= ================== =================
Fee Waiver and Expense Limitation              [ ]% (1)           [ ]% (2)          [ ]% (3)           [ ]% (3)
======================================== ================== ================= ================== =================
Net Portfolio operating expenses              1.01% (1)          1.25% (2)         1.01% (3)          1.01% (3)
======================================== ================== ================= ================== =================

(1) The expenses in the table above reflect the contractual expense limitation in effect through December 10, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce your Portfolio's Class I expenses to 1.01% of the average daily net assets attributable to your Portfolio's Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond December 10, 2006.

(2) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Small Cap Value Portfolio's Class I expenses to 1.25% of the average daily net assets attributable to Small Cap Value Portfolio's Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

(3) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2007 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to further reduce Small Cap Value Portfolio's Class I shares expenses to 1.01% of the average daily net assets attributable to Small Cap Value Portfolio's Class I shares. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

The hypothetical example below helps you compare the cost of investing in your Portfolio and Small Cap Value Portfolio. It assumes that: (a) you invest $10,000 in each of your Portfolio and Small Cap Value Portfolio for the time periods shown, (b) you reinvest all dividends and distributions, (c) your investment has a 5% return each year, (d) each of your Portfolio's and Small Cap Value Portfolio's gross operating expenses remain the same, and (e) the expense limitations are in effect for year one. The examples are for comparison purposes only and are not a representation of either your Portfolio's or Small Cap Value Portfolio's actual expenses or returns, either past or future.

======================== ===================== ====================== ===================== ======================

                                                                                             Combined Portfolio
                                                                                             (including Pioneer
                           Pioneer Small Cap                                                  Small Company VCT
  Number of Years You        Value II VCT        Pioneer Small Cap     Combined Portfolio         Portfolio)
    Own Your Shares           Portfolio         Value VCT Portfolio       (Pro Forma)            (Pro Forma)
======================== ===================== ====================== ===================== ======================
Class I Shares
======================== ===================== ====================== ===================== ======================
Year 1                           $[  ]                 $[  ]                  $[  ]                 $[  ]
======================== ===================== ====================== ===================== ======================
Year 3                           $[  ]                 $[  ]                  $[  ]                 $[  ]
======================== ===================== ====================== ===================== ======================
Year 5                           $[  ]                 $[  ]                  $[  ]                 $[  ]
======================== ===================== ====================== ===================== ======================
Year 10                          $[  ]                 $[  ]                  $[  ]                 $[  ]
======================== ===================== ====================== ===================== ======================

Capitalization

The following table sets forth the capitalization of your Portfolio and Small Cap Value Portfolio as of December 31, 2005, and the pro forma combined portfolio as of December 31, 2005. The table also sets forth the pro forma capitalization of the combined portfolio as of December 31, 2005, assuming the shareowners of Pioneer Small Company VCT Portfolio approve the Reorganization of their Portfolio into Small Cap Value Portfolio.

======================= ====================== ===================== ===================== ======================
                                                                                            Combined Portfolio
                                                                                            (including Pioneer
                          Pioneer Small Cap                                                  Small Company VCT
                            Value II VCT        Pioneer Small Cap     Combined Portfolio        Portfolio)
                              Portfolio        Value VCT Portfolio       (Pro Forma)            (Pro Forma)
                          December 31, 2005     December 31, 2005     December 31, 2005      December 31, 2005
======================= ====================== ===================== ===================== ======================
   Total Net Assets
    (in millions)              $[  ]                   $[  ]                 $[  ]                 $[  ]
======================= ====================== ===================== ===================== ======================

    Class I Shares             $[  ]                   $[  ]                 $[  ]                 $[  ]
======================= ====================== ===================== ===================== ======================

   Class II Shares               N/A                   $[  ]                 $[  ]                 $[  ]
======================= ====================== ===================== ===================== ======================

 Net Asset Value Per
        Share
======================= ====================== ===================== ===================== ======================

    Class I Shares             $[  ]                   $[  ]                 $[  ]                 $[  ]
======================= ====================== ===================== ===================== ======================

   Class II Shares               N/A                   $[  ]                 $[  ]                 $[  ]
======================= ====================== ===================== ===================== ======================

  Shares Outstanding
======================= ====================== ===================== ===================== ======================
    Class I Shares              [  ]                    [  ]                  [  ]                  [  ]
======================= ====================== ===================== ===================== ======================
   Class II Shares               N/A                    [  ]                  [  ]                  [  ]
======================= ====================== ===================== ===================== ======================

It is impossible to predict how many shares of Small Cap Value Portfolio will actually be received and distributed by your Portfolio on the Reorganization date. The table should not be relied upon to determine the amount of Small Cap Value Portfolio's shares that will actually be received and distributed.

Reasons for the Proposed Reorganization

The Trustees of your Portfolio believe that the proposed Reorganization will be advantageous to the shareowners of your Portfolio for several reasons. The Trustees considered the following matters, among others, in approving the proposal.

First, the Reorganization would eliminate confusion in the marketplace caused by having substantially similar portfolios and enhancing the potential for the combined portfolio to achieve growth in assets. The combined portfolio may be better positioned to attract assets than your Portfolio. After the Reorganization, the combined portfolio's greater asset size may allow it, relative to your Portfolio, to (i) obtain better net prices on securities trades, and (ii) reduce per share expenses as fixed expenses are shared over a larger asset base.

Second, Small Cap Value Portfolio offers Class II shares which are not currently offered by your Portfolio.

Third, since the management fee rate is the same for both your Portfolio and Small Cap Value Portfolio, there will be no increase in management fee (as a percentage of average daily net assets) as a result of the Reorganization.

Fourth, although the historical total expenses and net expenses after taking into account the expense limitation of your Portfolio's Class I shares are lower than Pioneer Small Cap Value VCT Portfolio's Class I shares, it is anticipated that the pro forma total expenses and pro forma expense ratio for the Class I shares of the combined portfolio will be lower as a result of the Reorganization. If the proposal to reorganize Pioneer Small Company VCT Portfolio into Small Cap Value Portfolio is approved by the shareowners of Pioneer Small Company VCT Portfolio, the estimated pro forma total expenses and pro forma expense ratio will be decreased even further. In addition,

Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to further reduce Small Cap Value Portfolio's Class I shares expenses to 1.01% of the average daily net assets attributable to Small Cap Value Portfolio's Class I shares through May 1, 2007. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2007.

Fifth, although the historical investment performance of your Portfolio is better than Small Cap Value Portfolio's investment performance, Safeco Asset Management managed your Portfolio for the period prior to December 10, 2004. Therefore, your Portfolio will more closely resemble that of Small Cap Value Portfolio over time. The Trustees considered the positive factors associated with the Reorganization, such as greater portfolio assets and potential for growth, to outweigh this factor.

The Trustees of your Portfolio and Small Cap Value Portfolio considered that your Portfolio, Small Company Portfolio and Small Cap Value Portfolio would each bear equally half of all of the expenses associated with the preparation, printing and mailing of any shareholder communications, including this combined Proxy Statement/Prospectus, and any filings with the SEC and other governmental agencies in connection with the Reorganization. Pioneer will bear the balance of these expenses. The Trustees estimate that these expenses in the aggregate will
not exceed $[     ].

The Trustees of your Portfolio and Small Cap Value Portfolio considered that the investment adviser and principal distributor of your Portfolio and Small Cap Value Portfolio would benefit from the Reorganization. For example, Pioneer might achieve cost savings from managing one larger combined portfolio, which would result in a decrease in the combined portfolio's gross expenses and a corresponding decrease in fees waived under the current expense limit agreement. The Trustees believe, however, that these savings will not amount to a significant economic benefit to Pioneer or the principal distributor.

The Trustees of both your Portfolio and Small Cap Value Portfolio also considered that the Reorganization presents an excellent opportunity for the shareowners of your Portfolio and Small Cap Value Portfolio to become investors in a combined portfolio that has a larger asset size than either your Portfolio or Small Cap Value Portfolio alone without the obligation to pay commissions or other transaction costs that a portfolio normally incurs when purchasing securities. This opportunity provides an economic benefit to shareowners of both your Portfolio and Small Cap Value Portfolio.

Board's Evaluation and Recommendation

For the reasons described above, the Trustees, including the Independent Trustees, approved the Reorganization. In particular, the Trustees determined that the Reorganization is in the best interests of your Portfolio and Small Cap Value Portfolio. The Trustees, including the Independent Trustees, also determined that the interests of your Portfolio and Small Cap Value Portfolio's shareowners would not be diluted as a result of the Reorganization.

The Trustees recommend that the shareowners of your Portfolio vote FOR the proposal to approve the Agreement and Plan of Reorganization.

               TERMS OF EACH AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

     o Each Reorganization is scheduled to occur as of the close of business on __________, 2006, but may occur on such later date as the parties may agree in writing. Your Portfolio will transfer all of its assets to Small Cap Value Portfolio, and Small Cap Value Portfolio will assume all of your Portfolio's liabilities. This will result in the addition of your Portfolio's assets to Small Cap Value Portfolio's portfolio. The net asset value of your Portfolio and Small Cap Value Portfolio will be computed as of the close of regular trading on the New York Stock Exchange on the Closing Date of the Reorganization.

     o Pioneer Small Company VCT Portfolio. Small Cap Value Portfolio will issue to your Portfolio Class I and Class II shares with an aggregate net asset value equal to the net assets attributable to your Portfolio's Class I and Class II shares. As part of the liquidation of your Portfolio, these shares will immediately be distributed to Class I and Class II shareowners of your Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class I and Class II shareowners of your Portfolio will end up as Class I and Class II shareowners of Small Cap Value Portfolio.

     o Pioneer Small Cap Value II VCT Portfolio. Small Cap Value Portfolio will issue to your Portfolio Class I shares with an aggregate net asset value equal to the net assets attributable to your Portfolio's Class I shares. As part of the liquidation of your Portfolio, these shares will immediately be distributed to Class I shareowners of your Portfolio in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareowners of your Portfolio will end up as Class I shareowners of Small Cap Value Portfolio. Your Portfolio does not offer Class II shares and therefore, Class II shares of Small Cap Value Portfolio will not be distributed to your Portfolio's shareowners.

     o    After the shares are issued, each Portfolio will be dissolved.

     o Each Reorganization will not result in any income, gain or loss being recognized for federal income tax purposes and will not take place unless Pioneer Variable Contracts Trust, on behalf of each Portfolio involved in the Reorganization, receives a satisfactory opinion concerning the tax consequences of the Reorganization from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to each Portfolio.

Agreement and Plan of Reorganization

The shareowners of your Portfolio are being asked to approve the Agreement and Plan of Reorganization, the form of which is attached to this combined proxy statement/prospectus as Exhibit A and incorporated herein by this reference. The description of the Agreement and Plan of Reorganization contained herein, which include all the material provisions of the Agreement and Plan of Reorganization, is qualified in its entirety by the attached copy.

Conditions to Closing each Reorganization. The obligation of each Portfolio to consummate each Reorganization is subject to the satisfaction of certain conditions, including each Portfolio's performance of all of its obligations under the Agreement and Plan of Reorganization, the receipt of certain documents and financial statements from your Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 7 and 8 of the Agreement and Plan of Reorganization). The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

The obligations of both Portfolios are subject to the approval of the Agreement and Plan of Reorganization by the necessary vote of the outstanding shares of your Portfolio, in accordance with the provisions of your Portfolio's Agreement and Declaration of Trust and By-Laws. Each Portfolio's obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the United States federal income tax consequences of each Reorganization (see Section 7 of the Agreement and Plan of Reorganization).

Cancellation of Share Certificates. If your shares are represented by one or more share certificates before the Closing Date of the Reorganization, all certificates will be canceled on the Closing Date of the Reorganization, will no longer evidence ownership of your Portfolio's shares and will evidence ownership of Small Cap Value Portfolio shares. Small Cap Value Portfolio will not issue share certificates in the Reorganization.

Termination of each Agreement and Plan of Reorganization. The Trustees of each Portfolio and Small Cap Value Portfolio may terminate the Agreement and Plan of Reorganization (even if the shareowners of your Portfolio have already approved it) at any time before the Closing Date, if that Board believes in good faith that proceeding with the Reorganization would not longer be in the best interests of shareowners.

Expenses of the Reorganization. Your Portfolio and Small Cap Value Portfolio will bear equally half of all the expenses incurred in connection with the Reorganization, including the costs of printing, mailing, legal fees, audit fees and solicitation expenses. Pioneer will bear the balance of these expenses.

                        TAX STATUS OF EACH REORGANIZATION

Each Reorganization will not result in any income, gain or loss being recognized for United States federal income tax purposes and will not take place unless Pioneer Variable Contracts Trust, on behalf of each Portfolio and Small Cap Value Portfolio, receives a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to Pioneer Variable Contracts Trust, substantially to the effect that each Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, for federal income tax purposes:

     o No gain or loss will be recognized by your Portfolio upon (1) the transfer of all of its assets to Small Cap Value Portfolio as described in this Proxy Statement/Prospectus or (2) the distribution by your Portfolio of Small Cap Value Portfolio's shares to your Portfolio's shareowners.

     o No gain or loss will be recognized by Small Cap Value Portfolio upon the receipt of your Portfolio's assets solely in exchange for the issuance of Small Cap Value Portfolio shares to your Portfolio and the assumption of your Portfolio's liabilities by Small Cap Value Portfolio.

     o The basis of the assets of your Portfolio acquired by Small Cap Value Portfolio will be the same as the basis of those assets in the hands of your Portfolio immediately before the transfer;

     o The tax holding period of the assets of your Portfolio in the hands of Small Cap Value Portfolio will include your Portfolio's tax holding period for those assets;

     o Shareowners will not recognize gain or loss upon the exchange of your shares of their Portfolio solely for the shares of Small Cap Value Portfolio as a part of the Reorganization;

     o The basis of Small Cap Value Portfolio's shares received by shareowners in the Reorganization will be the same as the basis of their shares of your Portfolio surrendered in the exchange; and

     o The tax holding period of Small Cap Value Portfolio shares that shareowners receive will include the tax holding period of the shares of your Portfolio surrendered in the exchange, provided that shareowners held the shares of your Portfolio as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of Pioneer Variable Contracts Trust, on behalf of each Portfolio and Small Cap Value Portfolio.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special tax circumstances. You should consult your tax adviser for the particular tax consequences to you of the Reorganizations, including the applicability of any state, local or foreign tax laws.

                         VOTING RIGHTS AND REQUIRED VOTE

Each share of your Portfolio is entitled to one vote, and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. With respect to each Portfolio, the presence in person or by proxy of one-third of the outstanding shares of your Portfolio entitled to cast votes at the Meeting will constitute a quorum with respect to that Portfolio; however, since the proposal must be approved "by a majority of the outstanding voting securities," as defined in the Investment Company Act, at least 50% of the outstanding shares must be present in person or by proxy at the Meeting to approve the proposal. For this purpose, a majority of the outstanding shares of your Portfolio means the lesser of:

(i) 67% of the shares of the applicable Portfolio represented at the meeting, if at least 50% of all outstanding shares of the Portfolio are represented at the meeting, or

(ii) 50% or more of the outstanding shares of the Portfolio entitled to vote at the meeting.

============================== ========================== ======================================================================
           Shares                       Quorum                                           Voting
============================== ========================== ======================================================================
In General                     All shares "present" in    Shares "present" in person will be voted in person at the Meeting.
                               person or by proxy are     Shares present by proxy will be voted in accordance with
                               counted towards a quorum.  instructions.

============================== ========================== ======================================================================
Signed Proxy with no Voting    Considered "present" at    Voted "for" the proposal.
Instruction                    meeting for purposes of
(other than                    quorum.
Broker Non-Vote)
============================== ========================== ======================================================================
Broker Non-Vote (where the     Considered "present" at    Broker non-votes do not count as a vote "for" the proposal and
underlying holder had not      meeting for purposes of    effectively result in a vote "against" the proposal.
voted and the broker does      quorum.
not have discretionary
authority to vote the shares)
============================== ========================== ======================================================================
Vote to Abstain                Considered "present" at    Abstentions do not constitute a vote "for" the proposal and
                               meeting for purposes of    effectively result in a vote "against" the proposal.
                               quorum.
============================== ========================== ======================================================================

If the required approval of shareowners is not obtained, the meeting may be adjourned as more fully described in this Proxy Statement/Prospectus, and your Portfolio will continue to engage in business as a separate mutual fund and the Board will consider what further action may be appropriate.

               ADDITIONAL INFORMATION ABOUT THE PIONEER PORTFOLIOS

Investment Adviser

Pioneer serves as the investment adviser to each Pioneer Portfolio. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2005, assets under management were approximately $187 billion worldwide, including over $48 billion in assets under management by Pioneer. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. Pioneer's U.S. mutual fund investment history includes creating one of the first mutual funds in 1928.

The Board is responsible for overseeing the performance of each of your Portfolio's and Small Cap Value Portfolio's investment adviser and determining whether to approve and renew the investment advisory agreement.

Pioneer has received an order (the "Exemptive Order") from the SEC that permits Pioneer, subject to the approval of the Pioneer Portfolios' board of trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Portfolio without shareowner approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the Exemptive Order, Pioneer and the Pioneer Portfolios intend to rely on such rule to permit Pioneer, subject to the approval of the Pioneer Portfolios' board of trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory agreement for a Pioneer Portfolio without shareowner approval.

A discussion regarding the factors considered by the Trustees in approving each Portfolio's and Small Cap Value Portfolio's investment advisory agreement is available in the annual report to shareowners dated December 31, 2005.

Disclosure of Portfolio Holdings

The Pioneer Portfolios' policies and procedures with respect to the disclosure of each Portfolio's and Small Cap Value Portfolio's portfolio holdings are describe in the Statement of Additional Information and on Pioneer's website at www.pioneerfunds.com.

Buying, Exchanging and Selling Shares of the Pioneer Portfolios

Net Asset Values

Each Pioneer Portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each Pioneer Portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each Pioneer Portfolio generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the Portfolio uses a security's fair value. All methods of determining the value of a security used by the Portfolio, including those discussed below, on the basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by the Portfolio may cause the net asset value of its hares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the Portfolio relies upon securities prices provided by pricing services.

The Portfolio uses a fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the portfolio calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the Portfolio, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the Portfolio determines its net asset value. In those circumstances when the Portfolio believes the price of the security may be affected, the Portfolio uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the portfolio could change on a day you cannot buy or sell shares of the Portfolio.

Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. The portfolio uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The Portfolio values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the Portfolio invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Investments in Shares of the Portfolios

Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purposes of funding variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Shares of the Portfolios are sold at net asset value. Investments in each Portfolio are expressed in terms of the full and fractional shares of the Portfolio purchased. Investments in a Portfolio are credited to an insurance company's separate account or qualified pension and retirement plan account immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a Portfolio. The offering of shares of any Portfolio may be suspended for a period of time and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a Portfolio.

Since you may not directly purchase shares of the Portfolios, you should read the prospectus for your insurance company's variable annuity and variable life insurance contract to learn how to purchase a variable annuity or variable life insurance contract based on the Portfolios.

The interests of variable annuity and variable life insurance contracts and qualified pension and retirement plans investing in the Portfolios could conflict due to differences of tax treatment and other considerations. The Portfolios currently do not foresee any disadvantages to investors arising out of the fact that each Portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their variable annuity and variable life insurance contracts or that each Portfolio may offer its shares to qualified pension and retirement plans. Nevertheless, the Portfolios' Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or qualified pension or retirement plans might be required to withdraw their investments in one or more Portfolios and shares of another portfolio may be substituted. This might force a Portfolio to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Portfolio to any separate account or qualified pension or retirement plan or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareowners of the Portfolio.

Insurance companies and plan fiduciaries are required to notify a Portfolio if the tax status of their separate account or qualified pension or retirement plan is revoked or challenged by the IRS. The Portfolio may redeem any account of any shareowner whose qualification as a diversified segregated asset account or a qualified pension or retirement plan satisfying the requirements of Treasury Regulation ss.1.817-5 is revoked or challenged. The Portfolio will not treat an investor as a qualified plan for this purpose unless the investor is among the categories specifically enumerated in Revenue Ruling 94-62, 1994-2 C.B. 164. An insurance company separate account or qualified pension or retirement plan whose tax status is revoked or challenged by the IRS may be liable to the Portfolios or Pioneer for losses incurred by the Portfolios or Pioneer as a result of such action.

Selling

Shares of a Portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the Portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's variable annuity or variable insurance contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a Portfolio but in no event later than 7 days following receipt of instructions. Each Portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when the SEC determines an emergency or other circumstances exist that make it impracticable for the Portfolio to sell or value its investments.

You can obtain more free information about the Pioneer Portfolios by writing to Pioneer Investment Management Shareowner Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Excessive Trading

Frequent trading into and out of the Portfolios can disrupt portfolio management strategies, harm Portfolio performance by forcing the Portfolio to hold excess cash or to liquidate certain portfolio securities prematurely and increase expense for all investors, including long-term investors who do not generate these costs. An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the Portfolio's securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The Portfolios discourage, and do not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in a Portfolio's shares to be excessive for a variety of reasons, such as if a variable annuity or variable life insurance contract owner or plan participant provides instructions to the insurance company or plan administrator for:

     o The sale of shares of a Portfolio within a short period of time after the shares were purchased;

     o    Two or more purchases and redemptions within a short period of time;
          or

     o A series of transactions that is indicative of a timing pattern or strategy.

The Portfolios' Board has adopted policies and procedures with respect to frequent purchases and redemptions of Portfolio shares by investors. Because the insurance company aggregates the trading by variable annuity and variable life insurance contract owners, we are not able to monitor trading at the variable annuity and variable life insurance contract owner level. If we are advised by an insurance company that a variable annuity or variable life insurance contract owner, initiating transactions in the Portfolio through a separate account that is the owner of record, has engaged in excessive short-term trading that we believe may be harmful to the Portfolio, we will ask the insurance company to restrict the variable annuity or variable life insurance contract owners from placing further purchase orders in the Portfolio. We make seek limitations on trading activity by qualified plans investing in a Portfolio in similar circumstances. In determining whether to take such action, we seek to act in a manner that is consistent with the best interests of the Portfolio's shareowners. In order to prevent short-term trading in portfolios that primarily invest in non-U.S. securities, these portfolios use a fair value pricing services, as discussed under "Net Asset Value."

While we use efforts that we believe are reasonable under the circumstances to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics described to evade detection. If we are not successful, the return of an investor in a Portfolio may be adversely affected. However, we are dependent upon the insurance companies that offer variable annuity and variable life insurance contracts and the administrators of the qualified plans that invest in the Portfolios to monitor and restrict such activities. Consequently, an investment in Portfolio may involve the risk that certain investors will engage in short-term or excessive trading.

The Portfolios may reject any purchase order before its acceptance or an order prior to issuance of shares, or request that an insurance company or plan administrator restrict transactions activity by a variable annuity or variable life insurance contract owners, for any reasons, without prior notice, including transactions that the Portfolios believes are requested on behalf of market timers. The Portfolios reserve the right to reject any purchase request by a qualified plan or insurance company if the Portfolios believe that any combination of trading activity in the account or related accounts is potentially disruptive to the Portfolios. A prospective investor whose purchase order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the Portfolio. The Portfolios and their shareowners do not incur any gain or loss as a result of a rejected order. The Portfolios may impose further restrictions on trading activities by market timers in the future. Each Portfolio's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

Distribution Plan

The Portfolios and Pioneer Small Cap Value Portfolio have each adopted a plan of distribution for its Class II shares in accordance with Rule 12b-1 under the Investment Company Act. Under each plan, each Portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to its Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges. Pioneer Small Cap Value II VCT Portfolio does not presently offer its Class II shares.

Additional Dealer Compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by PFD. These payments may provide an incentive, in addition to any sales charge, to these firms to actively promote the Portfolios or cooperate with the distributor's promotional efforts.

Distributions and Taxes

Each Portfolio generally pays any distributions of net short- and long-term capital gains in June. Each Portfolio generally pays dividends from any net investment income in December. Each Portfolio may also pay dividends and capital gain distributions at other times if necessary for the Portfolio to avoid federal income or excise tax.

Shares of each Portfolio are held by life insurance company separate accounts that fund variable annuity or life insurance contracts or by certain qualified plans. Owners of variable annuity and variable life insurance contracts should read the prospectus for their insurance company's variable contract for a discussion of the tax status of a variable contract, including the tax consequences of withdrawals or other payments, and should keep all statements received from the insurance company or the Pioneer Portfolios to assist in personal recordkeeping. Participants in a qualified plan should consult their tax advisers regarding the tax consequences of owning and receiving distributions or other payments relating to such plans.

Under the Code, a Portfolio's dividends and distributions of net short-term capital gain in excess of net long-term capital loss to insurance company separate accounts or qualified plans of net short-term capital gain in excess of net long-term capital loss are generally are treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company or the qualified plan rather than by the owner of the variable contract or the plan participant. Insurance companies and qualified plans should consult their own tax advisers regarding the tax treatment of dividend and capital gain distributions they receive from any Portfolio.

Each Portfolio is treated as a separate entity for U.S. federal income tax purposes and has elected to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareowners to qualify as a regulated investment company. As a regulated investment company, each Portfolio generally will not be subject to U.S. federal income tax on any net investment income and net realized capital gains that are distributed to its shareowners as required under the Code.

In addition to the above, each Portfolio also follows certain diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of variable contracts. The failure of a qualified plan to be or remain qualified could cause the insurance company separate account to fail to meet such diversification requirements. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and the Statement of Additional Information for the Portfolio.

                              FINANCIAL HIGHLIGHTS

The following tables show the financial performance of Pioneer Small Cap Value VCT Portfolio's investment operations since its inception. Certain information reflects financial results for a single Pioneer Portfolio share. "Total return" shows how much an investment in Pioneer Small Cap Value VCT Portfolio would have increased or decreased during each period, assuming you had reinvested all dividends and other distributions.

The financial highlights for each fiscal year ended on or after December 31, 2002 have been audited by [ ], Pioneer Small Cap Value VCT Portfolio's independent registered public accounting firm, whose report is included in Pioneer Small Cap Value VCT Portfolio's annual report along with the financial statements. For fiscal years prior to December 31, 2002, the financial highlights of Pioneer Small Cap Value VCT Portfolio were audited by Arthur Anderson LLP. Arthur Andersen ceased operations in 2002. The annual report is available upon request.

                      PIONEER SMALL CAP VALUE VCT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

To be filed by amendment.

                       INFORMATION CONCERNING THE MEETING

Voting by Contract Owners

Because the insurance company that issued your variable annuity or variable life insurance contract is the owner of record of shares of the Portfolio, your vote will instruct the insurance company how to vote the shares of the Portfolio attributable to your contract. The insurance company will vote all of the shares of the Portfolio which it holds that are not attributable to any contract in the same proportion as the voting instructions received from its contract owners with respect to the Portfolio. The insurance company will also vote those shares for which no timely voting instruction was received from the contract owner in the same proportion as the voting instructions timely received from its other contract owners with respect to the Portfolio.

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the Trustees and officers of your Portfolio; by personnel of Pioneer or Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"); or by broker-dealer firms. Pioneer and its affiliates, together with a third party solicitation firm, have agreed to provide proxy solicitation services to your Portfolio at a cost of approximately $______. Half of the cost of this solicitation will be borne equally by Small Company Portfolio, Small Cap Value II Portfolio and Small Cap Value Portfolio. The balance will be borne by Pioneer.

Householding

If you have previously given your Portfolio permission to do so, the Portfolio may send a single proxy statement to your residence for you and any other member of your household who has an account with the Portfolio. If you wish to revoke your consent to this practice, you may do so by notifying your Portfolio, by phone or in writing by using the telephone number and address on page 1 of the Proxy Statement/Prospectus. Your Portfolio will begin mailing separate proxy statements, prospectuses and shareholder reports to you within 30 days after receiving your notice.

Revoking Proxies
Each shareowner of your Portfolio by signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109, or

     o By returning a duly executed proxy with a later date before the time of the meeting, or

     o If a shareowner has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your Portfolio (without complying with any formalities) at any time before it is voted.

     o Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum

Only shareowners of record on ____________, 2006 (the "record date") are entitled to notice of and to vote at the Meeting. The presence in person or by proxy by one-third of outstanding shares of your Portfolio entitled to cast votes at the Meeting will constitute a quorum.

As of the record date, the following number of shares of each Portfolio were outstanding.

============================================================ ============================
Portfolio                                                             Shares Outstanding
============================================================ ============================
Pioneer Small Company VCT Portfolio
============================================================ ============================
          Class I Shares                                                         [     ]

============================================================ ============================
          Class II Shares                                                        [     ]
============================================================ ============================
Pioneer Small Cap Value II VCT Portfolio
============================================================ ============================
          Class I Shares                                                         [     ]
============================================================ ============================

Other Business

Your Board knows of no business to be presented for consideration at the Meeting other than Proposals 1(a) and 1(b). If other business is properly brought before a Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments
In the event that, at the time any session of the shareowner meeting is called to order, a quorum is not present in person or by proxy, the persons named as proxies may vote those proxies that have been received to adjourn the shareowner meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the shareowner meeting to permit further solicitation of proxies with respect to such proposal. Any such adjournment will require the affirmative vote of more than one-half of the shares of your Portfolio present in person or by proxy at the session of the shareowner meeting to be adjourned. The persons named as proxies will vote those proxies that they are entitled to vote in favor of the proposal in favor of such an adjournment and will vote those proxies required to be voted against the proposal against any such adjournment. A shareowner vote may be taken on the proposal in the proxy statement prior to such adjournment if sufficient votes for its approval have been received and it is otherwise appropriate. Such vote will be considered final regardless of whether the meeting is adjourned to permit additional solicitation with respect to any other proposal.

Telephone and Internet Voting

In addition to soliciting proxies by mail, by fax or in person, your Portfolio may also arrange to have votes recorded by telephone, the internet or other electronic means. The voting procedures used in connection with such voting methods are designed to authenticate shareowners' identities, to allow shareowners to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded. If these procedures were subject to a successful legal challenge, such votes would not be counted at the shareowner meeting. The Portfolios are unaware of any such challenge at this time. In the case of telephone voting, shareowners would be called at the phone number PIMSS has in its records for their accounts and would be asked for their Social Security number or other identifying information. The shareowners would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. In the case of automated telephone and internet voting, shareowners would be required to provide their identifying information and will receive a confirmation of their instructions.

Shareowners' Proposals

Your Portfolio is not required, and does not intend, to hold meetings of shareowners each year. Instead, meetings will be held only when and if required. Any shareowners desiring to present a proposal for consideration at the next meeting for shareowners must submit the proposal in writing, so that it is received by your Portfolio at 60 State Street, Boston, Massachusetts 02109 within a reasonable time before the meeting. The submission by a shareowner of a proposal for inclusion in a proxy statement does not guarantee that it will be included. Shareowner proposals are subject to certain regulations under the federal securities laws.

Appraisal Rights

If the Reorganization of your Portfolio is approved at the Meeting, shareowners of your Portfolio will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act which supersede state law. Shareowners of your Portfolio, however, have the right to redeem their Portfolio shares at net asset value until the closing date of the Reorganization. After the Reorganization, shareowners of your Portfolios will hold shares of the corresponding Pioneer Small Cap Value VCT Portfolio which may also be redeemed at net asset value.

                      OWNERSHIP OF SHARES OF THE PORTFOLIOS

As of __________, 2006, the Trustees and officers of each Portfolio owned in the aggregate less than 1% of the outstanding shares of the Portfolios.

To the knowledge of each Portfolio, as of _________, 2006, the following persons owned of record or beneficially 5% or more of the outstanding class of shares of each Portfolio.

====================================================================================================================
                                                                                             Actual Percentage
      Portfolio/Class                       Shareowner Name and Address                            owned
====================================================================================================================
Pioneer Small Company VCT
Portfolio

====================================================================================================================
Class I Shares
====================================================================================================================

Class II Shares
====================================================================================================================
Pioneer Small Cap Value II
VCT Portfolio

====================================================================================================================
Class I Shares
====================================================================================================================
Pioneer Small Cap Value
VCT Portfolio

====================================================================================================================
Class I Shares
====================================================================================================================
Class II Shares
====================================================================================================================

                                     EXPERTS

The financial statements and financial highlights of each Pioneer Portfolio incorporated by reference in the Pioneer Variable Contracts Trust's Annual Report at and for the year ended December 31, 2005, have been audited by [ ], independent registered public accounting firm, as set forth in their report thereon incorporated by reference into this registration statement. Such financial statements and financial highlights are incorporated herein by reference in reliance on such report given on the authority of such firm as experts in accounting and auditing.

                              AVAILABLE INFORMATION

You can obtain more free information about the Portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Each Portfolio's Statement of Additional Information and shareowner reports are available free of charge on the funds' website at www.pioneerfunds.com.

Shareowner reports. Annual and semiannual reports to shareowners, and quarterly reports filed with the Securities and Exchange Commission, provide information about each Portfolio's investments. The annual report discusses market conditions and investment strategies that significantly affected each Portfolio's performance during its last fiscal year.

Statement of additional information. The Statement of Additional Information provides more detailed information about each Portfolio. It is incorporated by reference into this prospectus.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Portfolios and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                        Exhibit A - Form of Agreement and Plan of Reorganization

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ___ day of April, 2006, between Pioneer Small Cap Value VCT Portfolio (the "Acquiring Portfolio"), a series of Pioneer Variable Contracts Trust, a Delaware statutory trust with its principal place of business at 60 State Street, Boston, Massachusetts 02109, and [Pioneer Small Company VCT Portfolio] [Pioneer Small Cap Value II VCT Portfolio], a series of Pioneer Variable Contracts Trust, a Delaware statutory trust with its principal place of business at 60 State Street, Boston, Massachusetts 02109 (the "Acquired Portfolio").

         This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (a) the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio solely in exchange for (i) the issuance of shares of beneficial interest of each Class of shares of the Acquiring Portfolio that corresponds to the Classes of shares of the Acquired Portfolio equal to the net asset value ("NAV") represented by such shares (collectively, the "Acquiring Portfolio Shares" and each, an "Acquiring Portfolio Share") to the Acquired Portfolio, and (ii) the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio (the "Assumed Liabilities"), on the closing date set forth below (the "Closing Date"), and (b) the distribution by the Acquired Portfolio, on the Closing Date, or as soon thereafter as practicable, of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in liquidation and termination of the Acquired Portfolio, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, Acquiring Portfolio and the Acquired Portfolio are each series of registered investment companies classified as management companies of the open-end type, and the Acquired Portfolio owns securities that generally are assets of the character in which the Acquiring Portfolio is permitted to invest;

         WHEREAS, the Acquiring Portfolio is authorized to issue shares of beneficial interest;

         WHEREAS, the Board of Trustees of Pioneer Variable Contracts Trust, on behalf of the Acquiring Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the Assumed Liabilities of the Acquired Portfolio by the Acquiring Portfolio are in the best interests of the Acquiring Portfolio shareholders;

         WHEREAS, the Board of Trustees of Pioneer Variable Contracts Trust, on behalf of the Acquired Portfolio, has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the Assumed Liabilities of the Acquired Portfolio by the Acquiring Portfolio are in the best interests of the Acquired Portfolio shareholders.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES AND LIQUIDATION AND TERMINATION OF THE ACQUIRED PORTFOLIO.

     1.1 Subject to the terms and conditions set forth in this Agreement and on the basis of the representations and warranties contained in this Agreement, the Acquired Portfolio agrees to transfer its assets as set forth in paragraph 1.2 to the Acquiring Portfolio free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and payable or being contested in good faith and contractual restrictions on the transfer of the acquired assets), and the Acquiring Portfolio agrees in exchange therefore: (a) to issue to the Acquired Portfolio the number of Acquiring Portfolio Shares of each Class, including fractional Acquiring Portfolio Shares, determined (to at least two decimal places) by dividing the value of the Acquired Portfolio's net assets attributable to a Class of shares and transferred to the Acquiring Portfolio, computed in the manner and as of the time and date set forth in paragraph 2.1, by the NAV of one Acquiring Portfolio Share of the applicable Class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Assumed Liabilities, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2 (a) The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all of the Acquired Portfolio's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Portfolio all other intangible property owned by the Acquired Portfolio and originals or copies of all books and records of the Acquired Portfolio.

         (b) The Acquired Portfolio has provided the Acquiring Portfolio with a list of all of the Acquired Portfolio's securities and other assets as of the date of this Agreement. The Acquired Portfolio reserves the right to sell any of these securities (except to the extent sales may be limited by representations of the Acquired Portfolio made in connection with the issuance of the tax opinion provided for in paragraph 9.5 hereof) but will not, without the prior approval of the Acquiring Portfolio, acquire any additional securities other than securities of the type in which the Acquiring Portfolio is permitted to invest and shall not acquire, without the consent of the Acquiring Portfolio, any securities that are valued at "fair value" under the valuation procedures of either the Acquired Portfolio or the Acquiring Portfolio.

     1.3 The Acquired Portfolio will endeavor to discharge all the Acquired Portfolio's known liabilities and obligations that are or will become due prior to the Closing Date. The Acquired Portfolio shall prepare an unaudited statement of assets and liabilities (the "Closing Statement"), as of the Valuation Date (as defined in paragraph 2.1), in accordance with GAAP consistently applied from the prior audited period, including a calculation of the net assets of the Acquired Portfolio as of the close of business on the Closing Date. The Acquiring Portfolio shall assume the Assumed Liabilities.

     1.4 On the Closing Date or as soon thereafter as is practicable, the Acquired Portfolio shall liquidate and distribute pro rata to the Acquired Portfolio's shareholders of record determined as of the close of business on the Closing Date (the "Acquired Portfolio Shareholders") the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the Acquired Portfolio instructing the Acquiring Portfolio to transfer the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders (as provided to the Acquiring Portfolio by the Acquired Portfolio) and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquired Portfolio shall promptly provide the Acquiring Portfolio with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Portfolio will simultaneously be cancelled on the books of the Acquired Portfolio, although share certificates representing interests in the Acquired Portfolio will represent a number of Acquiring Portfolio Shares after the Closing Date as determined in accordance with paragraph 1.1. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

     1.5 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent. Acquiring Portfolio Shares will be issued in the manner described in the Acquiring Portfolio's Registration Statement on Form N-14 in the form attached to this Agreement as Annex A.

     1.6 Any transfer taxes payable upon issuance of the Acquiring Portfolio Shares in a name other than the registered holder of the Acquired Portfolio shares on the books of the Acquired Portfolio as of the time of issuance shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Portfolio Shares are to be issued and transferred.

     1.7 Any reporting responsibility of the Acquired Portfolio with respect to the Acquired Portfolio is and shall remain the responsibility of the Acquired Portfolio up to and including the Closing Date and such later date on which the Acquired Portfolio is terminated.

     1.8 The Acquired Portfolio shall, following the Closing Date and the making of all distributions pursuant to paragraph 1.4, be terminated under the laws of the State of Delaware and in accordance with the Declaration of Trust and By-Laws of Pioneer Variable Contracts Trust.

2.   VALUATION

     2.1 The value of the assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the prospectus or statement of additional information of the Acquired Portfolio as in effect on the date hereof.

     2.2 The NAV of the Acquiring Portfolio Shares shall be calculated in accordance with the valuation procedures described in paragraph 2.1.

     2.3 All computations of value shall be made by Pioneer Investment Management, Inc., or its agent, in accordance with its regular practice as pricing agent for the Acquired Portfolio.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be April ___, 2006, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall be held as of 5:00 p.m. (Eastern time) at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other time and/or place as the parties may agree.

     3.2 Portfolio securities shall be presented by the Acquired Portfolio to Brown Brothers Harriman & Co. ("BBH") as custodian for the Acquiring Portfolio for examination no later than three business days preceding the Valuation Date. The Acquiring Portfolio may, in its sole discretion, reject any securities if it reasonably believes that the ownership of such securities by the Acquired Portfolio or the acquisition of such securities by the Acquiring Portfolio would violate the investment policies and restrictions of the Acquired Portfolio and the Acquiring Portfolio. The portfolio securities, cash and due bills shall be delivered by the Acquired Portfolio to BBH as custodian for the Acquiring Portfolio for the account of the Acquiring Portfolio at the Closing duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The cash shall be delivered by wire in federal funds to an account of the Acquiring Portfolio specified by the Acquiring Portfolio.

     3.3 BBH, custodian for the Acquired Portfolio, shall deliver at or as soon as possible after the Closing a certificate of an authorized officer stating that: (a) the Acquired Portfolio's assets have been delivered in proper form to the Acquiring Portfolio on the Closing Date and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities.

     3.4 In the event that on the Valuation Date (a) the primary trading market for portfolio securities of the Acquired Portfolio shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such market shall be disrupted so that accurate calculation based upon available market prices of the value of the net assets of the parties hereto is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored, provided that unless the parties otherwise agree, if the transactions contemplated by this Agreement shall not have occurred on or prior to __________, 200__, each party's obligations under this Agreement shall terminate without liability to the other party, except for any liability that may arise out of a party's breach of its obligations under this Agreement prior to such termination.

     3.5 The Acquired Portfolio shall deliver to the Acquiring Portfolio at the Closing (or, if not reasonably available at the Closing, as soon as practicable thereafter) a list of the names, addresses, taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing, certified by the President, Executive Vice President or Treasurer of the Acquired Portfolio as being an accurate record of the information (i) provided by Acquired Portfolio Shareholders or (ii) derived from the Acquired Portfolio's records by such officers or one of the Acquired Portfolio's service providers.

     3.6 The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited to the Acquired Portfolio's account on the Closing Date to the Secretary of the Acquired Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.   LIQUIDATION AND TERMINATION OF ACQUIRED PORTFOLIO

     4.1 As soon as practicable after the Closing, the Acquired Portfolio shall liquidate the Acquired Portfolio and distribute pro rata to the Acquired Portfolio Shareholders the Acquiring Portfolio Shares received pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares credited to the account of the Acquired Portfolio to open accounts on the share records in the names of Acquired Portfolio Shareholders as delivered to the Acquiring Portfolio prior to the Closing Date in accordance with paragraph 3.5 and representing the respective pro rata entitlement of each Acquired Portfolio Shareholder in the Acquiring Portfolio Shares of the corresponding Class held by the Acquired Portfolio Shareholder at the time of the Closing.

     4.2 In connection with such liquidating distributions, (a) the Acquiring Portfolio shall not deliver certificates representing its shares and (b) the share transfer books of the Acquired Portfolio shall be permanently closed as of the Closing Date and arrangements satisfactory to the Acquiring Portfolio, acting reasonably, shall be made to restrict the further transfer of the Acquired Portfolio's shares.

     4.3 As soon as practicable after the liquidation of the Acquired Portfolio, the Acquired Portfolio shall terminate its existence as a statutory trust under the laws of the State of Delaware and in accordance with the Declaration of Trust and By-Laws of the Acquired Portfolio.

5.   REPRESENTATIONS AND WARRANTIES

     5.1 The Acquired Portfolio represents and warrants to the Acquiring Portfolio, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

         (a) The Acquired Portfolio is a series of a statutory trust validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and, subject to approval by the Acquired Portfolio Shareholders, to perform its obligations under this Agreement. The Acquired Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquired Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

         (b) The Acquired Portfolio is a series of a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "Investment Company Act") is in full force and effect;

         (c) The Acquired Portfolio is not, and the execution, delivery and performance of this Agreement in respect of the Acquired Portfolio will not result, in a material violation of its Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Portfolio to which the Acquired Portfolio is a party or by which the Acquired Portfolio or its assets are bound;

         (d) Except as specifically disclosed on Schedule 5.1(d) or included in the calculation of NAV on the Valuation Date, the Acquired Portfolio has no material contracts or other commitments (other than this Agreement) with respect to the Acquired Portfolio which will be terminated with liability to either the Acquired Portfolio or to the Acquired Portfolio on or prior to the Closing Date;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Portfolio or any of the Acquired Portfolio's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquiring Portfolio. The Acquired Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the Acquired Portfolio's ability to consummate the transactions herein contemplated;

         (f) The statement of assets and liabilities of the Acquired Portfolio as of December 31, 2005 has been audited by Ernst & Young LLP, independent registered public accounting firm, has been prepared in accordance with GAAP consistently applied and fairly reflects the financial condition of the Acquired Portfolio as of such date; except for the Assumed Liabilities, the Acquired Portfolio will not have any known or contingent liabilities on the Closing Date;

         (g) Since December 31, 2005, except as disclosed on a schedule to this Agreement or specifically disclosed in the Acquired Portfolio's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Portfolio of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g), a decline in NAV per share of the Acquired Portfolio arising out of its normal investment operations or a decline in net assets of the Acquired Portfolio as a result of redemptions shall not constitute a material adverse change;

         (h) (A) For each taxable year of its operation, the Acquired Portfolio has met the requirements of Subchapter M of the Code for qualification and favorable tax treatment as a regulated investment company and will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Portfolio has not taken any action, or failed to take any action, which has caused or will cause the Acquired Portfolio to fail to qualify for such favorable tax treatment as a regulated investment company under the Code. The Acquired Portfolio has not been notified that any tax return or other filing of the Acquired Portfolio has been reviewed or audited by any federal, state, local or foreign taxing authority. To the knowledge of the Acquired Portfolio, (i) the Acquired Portfolio does not have, and has not ever had, any shareholder that is not a segregated asset account within the meaning of Treasury Regulation Section 1.817-5(e) or an entity referred to in (and holding its shares in compliance with the terms of) Treasury Regulation Section 1.817-5(f)(3)(i), (ii), or (iii); (ii) no public investor is participating or has ever participated in the Acquired Portfolio through such a segregated account other than through purchase or a variable contract within the meaning of Treasury Regulation Section 1.817-5(f)(2)(i)(B); and (iii) the Acquired Portfolio satisfies, and at all times during its existence has satisfied, the diversification requirements contained in Treasury Regulation Section 1.817-5(b)(1), (2), or (3);

             (B) The Acquired Portfolio shall have filed all federal, state and local tax returns required by law to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon;

             (C) The Acquired Portfolio shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

             (D) All tax returns filed or to be filed by the Acquired
Portfolio shall constitute complete and accurate reports of the respective tax liabilities of the Acquired Portfolio or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

             (E) The Acquired Portfolio has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

             (F) The Acquired Portfolio has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquired Portfolio are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquired Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

         (i) All issued and outstanding shares of the Acquired Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. To the Acquired Portfolio's knowledge, all of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held of record by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.5. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Acquired Portfolio, nor is there outstanding any security convertible into any shares of the Acquired Portfolio;

         (j) At the Closing Date, the Acquired Portfolio will have good and marketable title to the assets to be transferred to the Acquiring Portfolio pursuant to paragraph 1.1 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act, other than as disclosed in writing to, and acknowledged in writing by, the Acquiring Portfolio;

         (k) The Acquired Portfolio has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Acquired Portfolio's Board of Trustees, and, subject to the approval of the Acquired Portfolio Shareholders, assuming due authorization, execution and delivery by the Acquiring Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (l) Any information furnished by the Acquired Portfolio for use in registration statements, proxy materials and any information necessary to compute the total return of the Acquired Portfolio shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

         (m) The proxy statement to be included in the Acquiring Portfolio's Registration Statement on Form N-14 (other than information therein that relates to Pioneer Investment Management, Inc., the Acquiring Portfolio or their affiliates) will, on the effective date of that Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

         (n) Except as set forth on Schedule 5.1 and as will be obtained on or prior to the Closing Date, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated by this Agreement;

         (o) To the Acquired Portfolio's knowledge, all of the issued and outstanding shares of beneficial interest of the Acquired Portfolio have been offered for sale and sold in conformity with all applicable federal and state securities laws;

         (p) The Acquired Portfolio currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Securities Exchange Act of 1934 (the "Exchange Act"), state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Portfolio currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Portfolio with respect to the Acquired Portfolio. All advertising and sales material used by the Acquired Portfolio complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Portfolio have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

         (q) The Acquired Portfolio has previously provided to the Acquiring Portfolio (and will at the Closing provide an update through the Closing Date of such information) with data which supports a calculation of the Acquired Portfolio's total return and yield for all periods since the organization of the Acquired Portfolio. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulations thereunder and the rules of the NASD; and

         (r) The prospectus of the Acquired Portfolio dated May 1, 2005, and any amendments or supplements thereto, previously furnished to the Acquiring Portfolio, did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         (s) The Acquired Portfolio Tax Representation Certificate to be delivered by the Acquired Portfolio to the Acquiring Portfolio and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to paragraph 8.4 (the "Acquired Portfolio Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

     5.2 The Acquiring Portfolio represents and warrants to the Acquired Portfolio, which representations and warranties will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

         (a) The Acquiring Portfolio is a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to perform its obligations under this Agreement. The Acquiring Portfolio is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would not subject it to any material liability or disability. The Acquiring Portfolio has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

         (b) The Acquiring Portfolio is a series of a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

         (c) The prospectus and statement of additional information of the Acquiring Portfolio included in the Acquiring Portfolio's registration statement that will be in effect on the Closing Date will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and will not as of its date and as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

         (d) The Acquiring Portfolio is not, and its execution, delivery and performance of this Agreement will not result, in violation of its Agreement and Declaration of Trust or By-Laws or in material violation of any agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Portfolio to which it is a party or by which it is bound;

         (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Portfolio or any of the Acquiring Portfolio's properties or assets, except as previously disclosed in writing to, and acknowledged in writing by, the Acquired Portfolio. The Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings, and the Acquiring Portfolio is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or its ability to consummate the transactions contemplated herein;

         (f) The Acquiring Portfolio has the power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the Acquiring Portfolio's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (g) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this

Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable; the Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any of the Acquiring Portfolio Shares;

         (h) The information to be furnished by the Acquiring Portfolio for use in proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended;

         (i) (A) For each taxable year of its operation, the Acquiring Portfolio has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date. The Acquiring Portfolio has not taken any action which has caused or will cause the Acquiring Portfolio to fail to qualify as a regulated investment company under the Code. The Acquiring Portfolio has not been notified that any tax return or other filing of the Acquiring Portfolio has been reviewed or audited by any federal, state, local or foreign taxing authority. To the knowledge of the Acquiring Portfolio,
(i) the Acquiring Portfolio does not have, and has not ever had, any shareholder that is not a segregated asset account within the meaning of Treasury Regulation
Section 1.817-5(e) or an entity referred to in (and holding its shares in compliance with the terms of) Treasury Regulation Section 1.817-5(f)(3)(i),
(ii), or (iii); (ii) no public investor is participating or has ever participated in the Acquiring Portfolio through such a segregated asset account other than through the purchase of a variable contract within the meaning of Treasury Regulation Section 1.817-5(f)(2)(i)(B); and (iii) the Acquiring Portfolio satisfies, and at all times during its existence has satisfied, the diversification requirements contained in Treasury Regulation Section 1.817-5(b)(1), (2), or (3);

             (B) The Acquiring Portfolio shall have filed all federal, state and local tax returns required to be filed, including all information returns and payee statements, and all tax returns for foreign countries, provinces and other governing bodies that have jurisdiction to levy taxes upon it;

             (C) The Acquiring Portfolio shall have paid all taxes, interest, penalties, assessments and deficiencies which have become due or which have been claimed to be due or provision shall have been made for the payment thereof;

             (D) All tax returns filed or to be filed by the Acquiring Portfolio shall constitute complete and accurate reports of the respective tax liabilities of the Acquiring Portfolio or, in the case of information returns and payee statements, the amounts required to be reported accurately set forth all material items required to be included or reflected in such returns;

             (E) The Acquiring Portfolio has not and will not have waived or extended any applicable statute of limitations relating to the assessment of federal, state, local or foreign taxes; and

             (F) The Acquiring Portfolio has not been notified that any examinations of the federal, state, local or foreign tax returns of the Acquiring Portfolio are currently in progress or threatened and no deficiencies have been asserted or assessed against the Acquiring Portfolio as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and no such deficiency has been proposed or threatened;

         (j) Immediately prior to the Closing, the Acquiring Portfolio will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the Investment Company Act, the Securities Act, the Exchange Act and all applicable state securities laws. Immediately prior to the Closing, the Acquiring Portfolio will be in compliance in all material respects with the applicable investment policies and restrictions set forth in its registration statement currently in effect and will have calculated its NAV in accordance with the Acquiring Portfolio's registration statement;

         (k) The Acquiring Portfolio Shares to be issued pursuant to this Agreement shall on the Closing Date be duly registered under the Securities Act by a Registration Statement on Form N-14 of the Acquiring Portfolio then in effect and qualified for sale under the applicable state securities laws; and

         (l) The Acquiring Portfolio Shares to be issued pursuant to this Agreement are duly authorized and on the Closing Date will be validly issued and fully paid and non-assessable and will conform in all material respects to the description thereof contained in the Acquiring Portfolio's Registration Statement on Form N-14. On the Closing Date, the Acquiring Portfolio shall not, except as provided herein, have outstanding any warrants, options, convertible securities or any other type of right pursuant to which any person could acquire Acquiring Portfolio Shares.

         (m) The Acquiring Portfolio Tax Representation Certificate to be delivered by the Acquiring Portfolio to the Acquired Portfolio and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to paragraph 7.3 (the "Acquiring Portfolio Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

6.      COVENANTS OF EACH OF THE PARTIES

     6.1 The Acquired Portfolio will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 9.5 hereof), in each case payable either in cash or in additional shares.

     6.2 The Acquired Portfolio will call a meeting of the Acquired Portfolio Shareholders to consider and act upon the matters set forth in the proxy statement. Each of the Acquired Portfolio and the Acquiring Portfolio will use reasonable efforts to promptly prepare and file with the Commission a Registration Statement on Form N-14 relating to the transactions contemplated by this Agreement.

     6.3 The Acquired Portfolio covenants that the Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     6.4 The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio's shares.

     6.5 Subject to the provisions of this Agreement, each of the Acquired Portfolio and the Acquiring Portfolio will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     6.6 The Acquired Portfolio shall furnish to the Acquiring Portfolio on the Closing Date the Closing Statement, which statement shall be prepared in accordance with GAAP consistently applied and shall be certified by the Acquired Portfolio's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 90 days after the Closing Date, the Acquired Portfolio shall furnish to the Acquiring Portfolio, in such form as is reasonably satisfactory to the Acquiring Portfolio, a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Portfolio as a result of Section 381 of the Code, and which statement will be certified by the Treasurer of the Acquired Portfolio.

     6.7 The Acquired Portfolio shall provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 5.1(m), all to be included in the Acquiring Portfolio's Registration Statement on Form N-14, in compliance with the Securities Act, the Exchange Act and the Investment Company Act in connection with the meeting of the Acquired Portfolio Shareholders to consider approval of this Agreement and the transactions contemplated herein.

     6.8 The Acquired Portfolio shall maintain errors and omissions insurance covering management of the Acquired Portfolio prior to and including the Closing Date.

     6.9 Neither the Acquired Portfolio not the Acquiring Portfolio shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Portfolio, the Acquired Portfolio Tax Representation Certificate, and with respect to the Acquiring Portfolio, the Acquiring Portfolio Tax Representation Certificate, to the extent such action would prevent the reorganization from qualifying as a "reorganization" under Section 368(a) of the Code.

7.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

        The obligations of the Acquired Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquired Portfolio in writing:

        7.1 All representations and warranties made in this Agreement by the Acquiring Portfolio shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

        7.2 The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement by the Acquiring Portfolio are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

        7.3 The Acquiring Portfolio shall have delivered to the Acquired Portfolio and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Portfolio Tax Representation Certificate, satisfactory to the Acquired Portfolio and Wilmer Cutler Pickering Hale and Dorr LLP concerning certain tax-related maters with respect to the Acquiring Portfolio.

8.      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

        The obligations of the Acquiring Portfolio to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Portfolio of all of the its obligations hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

        8.1 All representations and warranties made in this Agreement by the Acquired Portfolio shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

        8.2 The Acquired Portfolio shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities showing the federal tax bases and holding periods as of the Closing Date, certified by the Acquired Portfolio's Treasurer or Assistant Treasurer;

        8.3 The Acquired Portfolio shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President, Executive Vice President, Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement; and

8.4 The Acquired Portfolio shall have delivered to the Acquiring Portfolio and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Portfolio Tax Representation Certificate, satisfactory to the Acquiring Portfolio and Wilmer Cutler Pickering Hale and Dorr LLP concerning certain tax-related matters with respect to the Acquired Portfolio.

9.      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE PARTIES

        If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

        9.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of each of the Acquired Portfolio's Declaration of Trust and By-Laws, and certified copies of the votes evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this paragraph 9.1;

        9.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

        9.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may for itself waive any of such conditions;

        9.4 The Acquiring Portfolio's Registration Statement on Form N-14 shall have become effective under the Securities Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

        9.5 The parties shall have received a favorable opinion of Wilmer
Cutler Pickering Hale and Dorr LLP, addressed to the Acquiring Portfolio and the Acquired Portfolio and satisfactory to the Acquiring Portfolio and the Acquired Portfolio, substantially to the effect that for federal income tax purposes, on the basis of the facts, representations and assumptions set forth in such opinion, the acquisition by the Acquiring Portfolio of all of the assets of the Acquired Portfolio solely in exchange for the issuance of Acquiring Portfolio Shares to the Acquired Portfolio and the assumption of all of the Assumed Liabilities by the Acquiring

Portfolio, followed by the distribution by the Acquired Portfolio, in liquidation of the Acquired Portfolio, of Acquiring Portfolio Shares to the Acquired Portfolio Shareholders in exchange for their Acquired Portfolio shares of beneficial interest and the termination of the Acquired Portfolio, will constitute a reorganization within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither Acquiring Portfolio nor Acquired Portfolio may waive the conditions set forth in this paragraph 9.5; and

        9.6 The Acquired Portfolio shall have distributed to its shareholders, in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date.

10.     BROKERAGE FEES AND EXPENSES

        10.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

        10.2 The parties have been informed by Pioneer Investment Management, Inc. that it will pay 50% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses, printing costs, legal fees and audit fees). The Acquired Portfolio, the Acquiring Portfolio and [Pioneer ______ VCT Portfolio] agree to pay equally the remaining 50% of the expenses incurred in connection with the Reorganization (including, but not limited to, the preparation of the proxy statement and solicitation expenses, printing costs, legal fees and audit fees).

11.     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        11.1 The parties hereto agree that no party has made any representation, warranty or covenant not set forth herein or referred to in paragraph 9.6 hereof and that this Agreement constitutes the entire agreement between the parties.

        11.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

12.     TERMINATION

        12.1 This Agreement may be terminated at any time prior to the Closing Date by: (a) the mutual agreement of the Acquired Portfolio and the Acquiring Portfolio; (b) any party in the event that the other party hereto shall breach any material representation, warranty or agreement contained herein to be performed at or prior to the Closing Date and has not cured such breach within 10 days of notice thereof; or (c) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

        12.2 In the event of any such termination, there shall be no liability for damages on the part of any party hereto or their respective Trustees or officers to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement in accordance with paragraph 10.2.

13.     AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Portfolio and the Acquiring Portfolio; provided, however, that following the meeting of the Acquired Portfolio Shareholders called by the Acquired Portfolio pursuant to paragraph 6.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of the Acquired Portfolio Shareholders without their further approval.

14.     NOTICES

        Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Portfolio and the Acquiring Portfolio at 60 State Street, Boston, Massachusetts 02109.

15.     HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
        LIABILITY

        15.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

        15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, corporation or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        15.5 It is expressly agreed that the obligations of the Acquiring Portfolio and the Acquired Portfolio shall not be binding upon any of their respective Trustees, shareholders, nominees, officers, agents or employees personally, but bind only the property of the Acquiring Portfolio or the Acquired Portfolio, as the case may be, as provided in the Declaration of Trust of the Acquiring Portfolio and the Acquired Portfolio, respectively. The execution and delivery of this Agreement have been authorized by the Acquired Trustees of each of the Acquiring Portfolio and the Acquired Portfolio and this Agreement has been executed by authorized officers of the Acquiring Portfolio and the Acquired Portfolio acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Portfolio and the Acquired Portfolio, as the case may be, as provided in the Declaration of Trust of the Acquiring Portfolio and the Acquired Portfolio, respectively.

                  [Remainder of page left blank intentionally.]

        IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attested:                                            PIONEER VARIABLE CONTRACTS TRUST
                                                     on behalf of its series,
                                                     [PIONEER SMALL COMPANY VCT PORTFOLIO]
                                                     [PIONEER SMALL CAP VALUE II VCT PORTFOLIO]

By:                                                  By:
     ---------------------------------------              ---------------------------------------
Name:                                                Name:
Title:                                               Title:


Attest:                                              PIONEER VARIABLE CONTRACTS TRUST
                                                     on behalf of its series,
                                                     PIONEER SMALL CAP VALUE VCT PORTFOLIO

By:                                                  By:
     ---------------------------------------              ---------------------------------------
Name:                                                Name:
Title:                                               Title:

                       Exhibit B - Portfolio Managers' Discussion of Performance

To be filed by amendment.

                      PIONEER SMALL CAP VALUE VCT PORTFOLIO
                                 60 State Street
                           Boston, Massachusetts 02109

                 (a series of Pioneer Variable Contracts Trust)

                       STATEMENT OF ADDITIONAL INFORMATION

                            [___________] [__], 2006

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus dated [___________] [__], 2006 (the "Proxy Statement and Prospectus"), which covers Class I and Class II shares of Pioneer Small Cap Value VCT Portfolio, a series of Pioneer Variable Contracts Trust (the "Trust"), a Delaware statutory trust, to be issued in exchange for Class I and Class II shares of Pioneer Small Company VCT Portfolio and Class I shares of Pioneer Small Cap Value II VCT Portfolio, each a series of the Trust. Please retain this Statement of Additional Information for further reference.

         The Prospectus is available to you free of charge (please call 1-800-225-6292).

INTRODUCTION.........................................................2
EXHIBITS.............................................................2
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO...........................3
         PORTFOLIO HISTORY...........................................3
         DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENT RISKS.......3
         MANAGEMENT OF THE PORTFOLIO.................................3
         CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........3
         INVESTMENT ADVISORY AND OTHER SERVICES......................3
         PORTFOLIO MANAGERS..........................................3
         BROKERAGE ALLOCATION AND OTHER PRACTICES....................3
         CAPITAL STOCK AND OTHER SECURITIES..........................3
         PURCHASE, REDEMPTION AND PRICING OF SHARES..................3
         TAXATION OF EACH PORTFOLIO..................................3
         UNDERWRITERS................................................4
         CALCULATION OF PERFORMANCE DATA.............................4
         FINANCIAL STATEMENTS........................................4

                                  INTRODUCTION

         This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated [___________] [__], 2006 relating to the following proposed reorganizations:

         1. Pioneer Small Company VCT Portfolio (Class I and Class II shares) into Pioneer Small Cap Value VCT Portfolio

         2. Pioneer Small Cap Value II VCT Portfolio (Class I shares only) into Pioneer Small Cap Value VCT Portfolio


         The Statement of Additional Information is also intended to be used in connection with the solicitation by the management of the Trust of proxies to be voted at a joint Special Meeting of Shareholders of Pioneer Small Company VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio to be held on [___________] [__], 2006.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

         The following documents are incorporated herein by reference, unless otherwise indicated. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. Pioneer Variable Contracts Trust's Statement of Additional Information, dated May 1, 2005, relating to Pioneer Small Company VCT Portfolio, Pioneer Small Cap Value II VCT Portfolio and Small Cap Value VCT Portfolio ("SAI") (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission on May 5, 2005 (Accession No. 0001016964-05-000207) is incorporated herein by reference.

2. Pioneer Variable Contracts Trust's Annual Report relating to Pioneer Small Company VCT Portfolio, Pioneer Small Cap Value II VCT Portfolio and Small Cap Value VCT Portfolio for the fiscal year ended December 31, 2005 (File No. 811-08786), as filed with the Securities and Exchange Commission on March [ ], 2006 (Accession No. ______________) is incorporated herein by reference.

3. Pro forma financial statements for the fiscal year ending December 31, 2005 for the following:

               Pioneer Small Company VCT Portfolio into Pioneer Small Cap Value VCT Portfolio

               Pioneer Small Cap Value II VCT Portfolio into Pioneer Small Cap Value VCT Portfolio

               Pioneer Small Company VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio into Pioneer Small Cap Value VCT Portfolio

                          ADDITIONAL INFORMATION ABOUT
                      PIONEER SMALL CAP VALUE VCT PORTFOLIO

PORTFOLIO HISTORY

         For additional information about Pioneer Variable Contracts Trust generally and Pioneer Small Cap Value VCT Portfolio and its history, see "Fund History" in the SAI.

DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENT RISKS

         For additional information about Pioneer Small Cap Value VCT Portfolio's investment objective, policies, risks and restrictions, see "Investment Policies, Risks and Restrictions" in the SAI.

MANAGEMENT OF THE PORTFOLIO

         For additional information about Pioneer Variable Contracts Trust's Board of Trustees and officers, see "Trustees and Officers" in the SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         For addition information on share ownership of Pioneer Small Cap Value VCT Portfolio, see "Annual Fee, Expense and Other Information."

INVESTMENT ADVISORY AND OTHER SERVICES

         For additional information on Pioneer Small Cap Value VCT Portfolio, see "Investment Adviser," "Custodian" and "Independent Auditors" in Pioneer Variable Contracts Trust's SAI.

PORTFOLIO MANAGERS

         For additional information, see "Portfolio Management" and "Appendix C-Portfolio Management-Additional Information About the Portfolio Managers" in Pioneer Variable Contracts Trust's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

         For additional information about Pioneer Variable Contracts Trust and Pioneer Small Cap Value VCT Portfolio's brokerage allocation practices, see "Portfolio Transactions" in the SAI.

CAPITAL STOCK AND OTHER SECURITIES

         For additional information about the voting rights and other characteristics of shares of beneficial interest of Pioneer Small Cap Value VCT Portfolio and Pioneer Variable Contracts Trust, see "Description of Shares" in the SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

         For additional information about purchase, redemption and pricing of shares of Pioneer Small Cap Value VCT Portfolio, see "Pricing of Shares" in the SAI.

TAXATION OF THE PORTFOLIO

         For additional information about tax matters related to an investment in Pioneer Small Cap Value VCT Portfolio, see "Tax Status" in the SAI.

UNDERWRITERS

         For additional information about the Pioneer Variable Contracts Trust's principal underwriter, see "Principal Underwriter" in the SAI.

CALCULATION OF PERFORMANCE DATA

         For additional information about the investment performance of Pioneer Small Cap Value VCT Portfolio, see "Investment Results" in the SAI.

FINANCIAL STATEMENTS

         For additional financial information on Pioneer Small Cap Value VCT Portfolio, see "Financial Statements" in Pioneer Variable Contracts Trust's SAI.

         [PRO FORMA FINANCIALS - TO BE FILED BY AMENDMENT.]

                                     PART C

                                OTHER INFORMATION
                        PIONEER VARIABLE CONTRACTS TRUST
                            (on behalf of its series,
                     Pioneer Small Cap Value VCT Portfolio)

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Variable Contracts Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-84546 and 811-08786) as filed with the Securities and Exchange Commission on October 20, 2005 (Accession No. 0000930709-05-000027), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1)(a)         Amended Agreement and Declaration of Trust                                  (1)

(1)(b)         Amendments to Amended Agreement and Declaration of Trust                    (2)(3)(4)(5)(6)
                                                                                           (7)(9)(10)(11)
                                                                                           (13)(15)(17)
                                                                                           (19)(23)

(2)            Amended and Restated By-Laws                                                (8)

(3)            Not applicable

(4)            Form of Agreement and Plan of Reorganization                                (24)

(5)            Reference is made to Exhibits (1) and (2) hereof

(6)(a)         Management Contract for Pioneer Small Cap Value VCT Portfolio               (9)

(6)(b)         Expense Limitation Agreement                                                (*)

(7)            Underwriting Agreement with Pioneer Funds Distributor, Inc.                 (8)

(8)            Not applicable

(9)            Custodian Agreement with Brown Brothers Harriman & Co.                      (22)

(10)(a)        Distribution Plan relating to Class II Shares                               (23)


(10)(b)        Multiple Class Plan Pursuant to Rule 18f-3                                  (23)

(11)           Opinion of Counsel (legality of securities being offered)                   (*)

(12)           Form of opinion as to tax matters and consent                               (*)

(13)(a)        Investment Company Service Agreement with Pioneering Services Corporation   (22)

(13)(b)        Administration Agreement with Pioneer Investment Management, Inc.           (22)

(13)(c)        Administrative and Fund Accounting Agency Agreement with Brown Brothers     (22)
               Harriman & Co.

(14)           Consents of Independent Registered Public Accounting Firm                   (*)

(15)           Not applicable

(16)           Powers of Attorney                                                          (19)

(17)(a)        Code of Ethics for Pioneer Investment Management, Inc.                      (20)

(17)(b)        Code of Ethics for Pioneer Funds Distributor, Inc.                          (20)

(17)(c)        Code of Ethics for Pioneer Funds                                            (20)

(17)(d)        Form of Proxy Cards                                                         (*)

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1995 (Accession No.
0000930709-95-000005).

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on August 18, 1997 (Accession No. 0000930709-97-000011).

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibit filed with

Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on January 12, 2000 (Accession No. 0000930709-00-000002).

(6) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on July 6, 2000 (Accession No. 0000930709-00-000018).

(7) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on January 18, 2001 (Accession No. 0001016964-01-000006).

(8) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 26, 2001 (Accession No. 0001016964-01-500006).

(9) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on October 22, 2001 (Accession No. 0000930709-01-500036).

(10) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on May 1, 2002 (Accession No. 0001016964-02-000111).

(11) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on February 18, 2003 (Accession No. 0001016964-03-000044).

(12) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on May 1, 2003 (Accession No. 0001016964-03-000126).

(13) Previously filed. Incorporated by reference from the exhibits filed with

Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on November 18, 2003 (Accession No. 0001016964-03-000241).

(14) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on January 30, 2004 (Accession No. 0001016964-04-000026).

(15) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 29, 2004 (Accession No. 0001016964-04-000122).

(16) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on June 1, 2004 (Accession No. 0001016964-04-000195).

(17) Previously filed. Incorporated herein by reference from the exhibits filed in the Registrant's Registration Statement on Form N-14 (File No. 333-118431) as filed with the SEC on August 20, 2004 (Accession No. 0001145443-04-001270).

(18) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on December 9, 2004 (Accession No. 0001016964-04-000495).

(19) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on February 4, 2005 (Accession No. 0001016964-05-000048).

(20) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 13, 2005 (Accession No. 0001016964-05-000141).

(21) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on April 22, 2005 (Accession No. 0001016964-05-000143).

(22) Previously filed. Incorporated by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File Nos. 333-126665), as filed with the SEC on July 17, 2005 (Accession No. 0001145443-05-001556).

(23) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-84546; 811-08786), as filed with the SEC on October 20, 2005 (Accession No. 0000930709-05-000027).

(24) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included as Part A of this Registration Statement.

(*) To be filed by amendment.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC after the consummation of the reorganizations contemplated by this Registration Statement on Form N-14.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Boston and the Commonwealth of Massachusetts, on the 3rd day of February, 2006.

                        PIONEER VARIABLE CONTRACTS TRUST,
                            on behalf of its series,
                        Pioneer Small Cap Value VCT Portfolio

                            /s/ Osbert M. Hood
                            -----------------------------------

                            Osbert M. Hood
                            Executive Vice President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                          Title                             Date

         *
---------------------------           Chairman of the Board,
John F. Cogan, Jr.                    Trustee, and President


         *                            Chief Financial Officer,
---------------------------           Principal Accounting
Vincent Nave                          Officer and Treasurer

         *
---------------------------
Mary K. Bush                          Trustee
         *
---------------------------
David R. Bock                         Trustee
         *
---------------------------
Margaret B.W. Graham                  Trustee
         *
---------------------------
Marguerite A. Piret                   Trustee
         *
---------------------------
John Winthrop                         Trustee

*  By:   /s/ Osbert M. Hood                                               February 3, 2006
         ------------------
         Osbert M. Hood, Attorney-in-Fact